As filed with the Securities and Exchange Commission on December 17, 2003

Registration No.  33-13954

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ______                    ☐

Post-Effective Amendment No. 50        ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        ☐

Amendment No. 51        ☒

(Check appropriate box or boxes)

Pacific Select Fund

(Exact Name of Registrant as Specified in Charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of Principal Executive Offices )                                         (Zip Code)

Registrant’s Telephone Number, including Area Code:         (949) 219-6767

Robin S. Yonis

Assistant Vice President and Investment Counsel of

Pacific Life Insurance Company

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

(Name and Address of Agent for Service)

Copies to:

Jeffrey S. Puretz, Esq.

Dechert LLP

1775 Eye Street, N.W.

Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

☒    immediately upon filing pursuant to paragraph (b)

☐    on May 1, 2003 pursuant to paragraph (b)

☐    60 days after filing pursuant to paragraph (a)(1)

☐    on May 1, 2003 pursuant to paragraph (a)(1)

☐    75 days after filing pursuant to paragraph (a)(2)

☐    on May 1, 2003 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PACIFIC SELECT FUND	SUPPLEMENT DATED DECEMBER 17, 2003 TO THE PROSPECTUS FOR PACIFIC SELECT FUND DATED MAY 1, 2003

This supplement changes the fund’s prospectus effective December 17, 2003, unless another effective date is specified below. It gives you information about certain options under your variable annuity contract or variable life insurance policy and restates information contained in the September 17, 2003 supplement. This supplement must be preceded or accompanied by the fund’s prospectus dated May 1, 2003. Remember to review the Pacific Select Fund prospectus for other important information.

New Manager MFS Investment Management 500 Boylston Street Boston, Massachusetts 02116

Effective January 1, 2004, MFS Investment Management (MFS) will become the portfolio manager of the International Large-Cap Portfolio. This supplement contains information regarding this change in portfolio manager beginning on page 5 at About the portfolio managers and ending on page 8.

An overview of Pacific Select Fund

An overview of Pacific Select Fund is amended by replacing information regarding the Short Duration Bond Portfolio and the International Large-Cap Portfolio (effective January 1, 2004) with the following:

PORTFOLIO AND MANAGER	INVESTMENT GOAL	THE PORTFOLIO’S MAIN INVESTMENTS	THE PORTFOLIO’S MAIN RISKS

Short Duration Bond Portfolio Goldman Sachs	Current income. (Capital appreciation is of secondary importance.)	High quality fixed income securities. The portfolio’s average duration will not likely exceed 3 years.	Changes in interest rates, mortgage-related securities and derivatives, forward commitments and repurchase agreements.

International Large-Cap Portfolio MFS	Long-term growth of capital.	Equity securities of companies with large market capitalizations located outside the U.S.	Price volatility, foreign investments, currency transactions, geographic concentration and emerging markets.

About the portfolios

Effective January 1, 2004, About the portfolios section is amended by replacing:

Pages 18 and 19 of the prospectus, which describe the International Large-Cap Portfolio, with pages 2 and 3 of this supplement.

The Telecommunications, Global Growth and Research Portfolios are no longer available and references to these portfolios are deleted.

The first paragraph in What the portfolio invests in for the Short Duration Bond Portfolio with the following:

This portfolio’s principal investment strategy is to invest at least 80% of its assets in fixed income securities (including derivatives on such securities). Normally the portfolio will focus on high quality securities. The manager uses duration management as a fundamental part of the management for this portfolio. Generally, the portfolio manager expects to track duration of 2-year U.S. treasury securities (plus or minus a half-year) although the securities held may have short, intermediate, and long terms to maturity. The portfolio’s average duration will not likely exceed 3 years.

How the portfolio performed	Footnote number one to the bar charts for certain portfolios is revised as follows:
Emerging Markets	[1] OppenheimerFunds, Inc. began managing the portfolio on January 1, 2003. Other firms managed the portfolio before that date.
Comstock and Mid-Cap Growth	[1] Van Kampen began managing the portfolio on May 1, 2003. Another firm managed the portfolio before that date.

ABOUT THE PORTFOLIOS	INTERNATIONAL LARGE-CAP PORTFOLIO

	This portfolio is not available for: • Pacific Corinthian variable annuity contracts	• Pacific Select variable life insurance policies

The investment goal	This portfolio seeks long-term growth of capital.

What the portfolio invests in

This portfolio’s principal investment strategy is to invest at least 80% of its assets in securities of companies with large market capitalizations located outside the U.S. Large-Cap companies have a market capitalization of $3 billion or more. The portfolio invests in common stocks and related securities, such as preferred stock, convertible securities, and depositary receipts, of foreign issuers, including emerging markets. The securities may be traded on an exchange or in over the counter (OTC) markets. The portfolio may also purchase securities on a when-issued basis.

The portfolio manager uses a bottom-up, as opposed to a top-down, investment style in managing this portfolio. This means that securities are selected based upon fundamental analysis (such as analysis of earnings, cash flows, competitive position and management abilities) performed by the manager, with input from its large team of equity research analysts. Since investments are determined based on individual analysis, without regard to country, the portfolio may invest a substantial amount of its assets in companies located in a single country or a limited number of countries. However, under normal market conditions, the portfolio expects to invest in at least three different countries.

A company’s principal activities are determined to be located in a particular country if the company (i) is organized under the law of, and maintains a principal office in, that country, (ii) has its principal securities trading market in that country, (iii) derives 50% of its total revenues from goods sold or services performed in that country, or (iv) has 50% or more of its assets in that country.

The manager focuses on foreign companies it believes have above average growth potential. The manager looks particularly at companies which demonstrate:

• a strong franchise, strong cash flows and a recurring revenue stream

• a solid industry position, where there is potential for high profit margins and substantial barriers to new entry in the industry

• a strong management team with a clearly defined strategy

• a catalyst that may include accelerated growth.

The manager may use derivatives (such as options and futures contracts) for hedging purposes, as a substitute for securities, or to otherwise help achieve the portfolio’s investment goal. The manager may use foreign currency contracts such as forward foreign currency contracts or derivatives to hedge against changes in currency exchange rates.

A company’s “capitalization” is a measure of its size. Capitalization is calculated by multiplying the current share price by the number of shares held by investors.

This portfolio invests its assets in foreign securities, including up to 25% in emerging market countries.

This portfolio may not change its policy on investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a manner consistent with its name without notifying shareholders 60 days prior to the change.

Risks you should be aware of

The International Large-Cap Portfolio may be affected by the following risks, among others:

• price volatility – the portfolio invests in equity securities, which may go up or down in value, sometimes rapidly and unpredictably. The portfolio invests in large to medium size companies, which tend to have more stable prices than smaller companies. The portfolio invests in OTC stocks, which trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the portfolio may experience difficulty in establishing or closing out positions in these stocks at prevailing market prices.

	INTERNATIONAL LARGE-CAP PORTFOLIO

Risks you should be aware of

• foreign investments – may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, lack of adequate and timely company information, differences in the way foreign markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure banks or securities depositories, foreign taxation issues and foreign controls on investment.

• emerging countries – investment in emerging market countries (such as many in Latin America, Asia, the Middle East, Eastern Europe and Africa) may be riskier than in developed markets, for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls. Such investments may also involve risk of loss resulting from problems in share registration and custody, especially in Eastern European countries, particularly Russia.

• geographic concentration – since the portfolio may concentrate investments in a limited number of countries, there is an increased risk that economic, political and social conditions in those countries will have a significant impact on performance, especially emerging market countries.

• derivatives, forward contracts and currency transactions – derivatives derive their value from the value of an underlying security, a group of securities or an index. Use of derivatives, foreign currency and forward foreign currency transactions and other forward contracts could increase a portfolio’s volatility and reduce returns. Derivatives may not be liquid and may not correlate precisely to the underlying securities or index.

How the portfolio performed	Year by year total return (%)

The bar chart shows how the portfolio’s performance has varied since its inception.

The table below the bar chart compares portfolio performance to its benchmark index.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.

Past performance is important, but it’s no guarantee of future performance.

	as of December 31 each year Best and worst quarterly performance during this period: 4th quarter 2001: 12.82%; 3rd quarter 2002: (21.48)%
	Average annual total return as of December 31, 2002	1 year	3 years/ Since inception

	International Large-Cap Portfolio[1]	(17.63)%	(19.18)%
	MSCI EAFE Index[2]	(15.94)%	(17.24)%

1  MFS began managing the portfolio on January 1, 2004. Another firm managed the portfolio before that date.

2  The Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index), an index of stocks from 21 countries in Europe, Australia, New Zealand and Asia. Results include reinvested dividends after deducting withholding taxes.

Who manages the portfolio

The International Large-Cap Portfolio is managed by a team of portfolio managers at MFS. Team members include:

David R. Manheim is a senior vice president at MFS. Mr. Manheim has been employed in the investment management area of MFS since 1988.

Marcus L. Smith is a senior vice president at MFS. Mr. Smith has been employed in the investment management area of MFS since 1994.

The portfolio is managed by MFS Investment Management (MFS). You’ll find more information about MFS on page 84 of the prospectus.

Who manages the portfolio	The following portfolio manager information is added unless otherwise noted:
Health Sciences

Andy Summers, CFA, is a portfolio manager at INVESCO. He joined INVESCO in 1998. He previously worked as an analyst assistant for Denver Investment Advisors. Mr. Summers has over 5 years of investment experience and a BS and an MS from the University of Wisconsin at Madison.

Technology

Chris Dries is a portfolio manager at INVESCO. He joined INVESCO in 1993, and was promoted to the investment division in 1995. He previously held the position of manager of investment operations. Mr. Dries has over 8 years of investment experience, a BS from the University of Colorado at Boulder and an MS from the University of Colorado at Denver.

Michelle Fenton, CFA, is a portfolio manager at INVESCO. Ms. Fenton has over 8 years of investment experience. Before joining INVESCO in 1998, she worked at Berger Funds as an equity analyst. Ms. Fenton has a BS from Montana State University.

MId-Cap Value	Information regarding Herbert W. Gullquist is deleted.
International Value

Michael A. Bennett is a managing director of Lazard. He joined Lazard in 1992. He is a portfolio manager for the international equity, international equity select, European equity select, and global equity teams. Mr. Bennett is a CPA, has an MBA from the University of Chicago and a BS from New York University.

Gabrielle Boyle is a managing director of Lazard. She joined Lazard in 1993. She is a portfolio manager on Lazard’s international equity team and a member of the London-based European equity team. She has a BA and an MA in Economics, both from University College, Dublin. Ms. Boyle is a member of the Institute of Investment Management and Research.

Michael Powers is a director of Lazard. He is a member of the international equity, international equity select, and European equity select teams. He joined Lazard in 1990. Mr. Powers received an MBA from Long Island University and a BA from Brown University.

Information regarding Herbert W. Gullquist is deleted.

Main Street® Core

Marc Reinganum, Ph.D, vice president of Oppenheimer has over 13 years of investment-related experience, including 1 year with Oppenheimer. Prior to joining Oppenheimer, Mr. Reinganum worked with Mr. Albers, the prior portfolio manager, and Mr. Monoyios for 12 years in a consulting capacity.

Information regarding Charles E. Albers is deleted.

Mid-Cap Growth

The portfolio manager information for the Mid-Cap Growth Portfolio is replaced with the following:

The portfolio is managed by Van Kampen’s small/mid cap growth team. Current members include:

Dennis P. Lynch is an executive director of Van Kampen. He joined Van Kampen in 1997.

David S. Cohen is an executive director of Van Kampen. He joined Van Kampen in 1993.

Managing Pacific Select Fund Expense table correction (page 80 of the prospectus)	This section is amended as follows:

	Portfolio	Advisory fee	Other expenses	12b-1 amounts†	Total expenses	Less adviser’s reimbursement	Total net expenses

	As an annual % of average daily net assets

	Global Growth[1]	1.10	0.63	0.01	1.74	(0.09)	1.65

[1]  Total adjusted net expenses for the Global Growth Portfolio, after deduction of an offset for custodian credits and the 12b-1 for recapture amounts, was 1.64%.

† The fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation (“recaptured commissions”). While a portfolio pays the cost of brokerage when it buys or sells a portfolio security, there are no fees or charges to the fund under the plan. Recaptured commissions may be used to promote and market fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

Address information	OppenheimerFunds, Inc. (effective October 6, 2003) 2 World Financial Center 225 Liberty Street – 11th Floor New York, NY 10080 Salomon Brothers Asset Management Inc 399 Park Avenue New York, NY 10022
About the portfolio managers Information concerning portfolio manager change for the International Large-Cap Portfolio

We previously advised you, via a supplement dated September 17, 2003 to the Pacific Select Fund prospectus dated May 1, 2003, that the Pacific Select Fund’s board of trustees, including a majority of independent trustees, (Board) voted to change the portfolio manager for the International Large-Cap Portfolio effective January 1, 2004. The procedure for replacing portfolio managers was authorized by an exemptive order issued to the fund by the Securities and Exchange Commission (SEC) on October 13, 1999. This more detailed information concerning the manager change is being provided pursuant to the procedure contained in that order, which requires this information be provided within 90 days of a manager change.

At a meeting held on September 8, 2003, the Board, including a majority of the independent trustees, approved MFS Investment Management (MFS) to serve as the new portfolio manager of the International Large-Cap Portfolio effective January 1, 2004; approved a portfolio management agreement with MFS (“new portfolio management agreement”) and voted to terminate the then current portfolio manager of the International Large-Cap Portfolio, effective December 31, 2003. MFS’ appointment as portfolio manager was made in accordance with the SEC exemptive order noted above and does not require shareholder approval.

The portfolio management agreement with Capital Guardian Trust Company dated December 28, 1999 was approved at a Special Meeting of the sole shareholder on December 14, 1999.

In reaching their determination to change portfolio managers from Capital Guardian Trust Company to MFS, the Board considered, among other things, the recommendations of Pacific Life, the adviser and administrator of Pacific Select Fund based on (1) the nature, extent and quality of services to be provided, including the experience of the personnel of MFS in managing other accounts with similar investment objectives and policies as those of the International Large-Cap Portfolio; (2) the reasonableness of the compensation to be paid under the advisory and portfolio management agreements; (3) advisory and subadvisory fees paid to MFS for such services to other funds; (4) a comparative analysis of performance of the portfolio to similar funds and relevant market indices and a comparative analysis of accounts managed by MFS with substantially similar investment strategies; (5) profitability information provided by Pacific Life and the portfolio manager; and (6) the terms and conditions of the advisory and portfolio management agreements.

In evaluating the new portfolio management agreement, the Board also considered Pacific Life’s efforts and expenses associated with the development and operation of variable life insurance policies and variable annuity contracts whose proceeds are invested in the portfolio, as well as Pacific Life’s profits and losses and the reasonableness of its financial goals. The Board also considered the investment-related services rendered by Pacific Life in connection with the variable contracts, and noted: (1) the high quality of contract owner servicing rendered by Pacific Life, which has received high ratings in industry surveys; (2) the provision of asset allocation services to owners of Pacific Life variable contracts at no additional cost; (3) the provision of portfolio rebalancing, dollar cost averaging, and similar services provided to variable contract owners at no additional cost; (4) Pacific Life’s enhanced reporting of financial information to owners of variable contracts; and (5) Pacific Life’s significant investment in technology to facilitate services to variable contracts owners and their agents.

The Board also considered the fact that neither the advisory fee schedule to be paid to Pacific Life nor the portfolio management fee schedule to be paid to MFS under the new portfolio management agreement would increase from the current fee schedules. In this regard, the Board considered, among other factors, Pacific Life’s expenses associated with the operation of the fund and the portfolio, and the investment-related services provided and expenses incurred by Pacific Life in connection with the variable contracts, and the portfolio management fee schedule to be paid by Pacific Life to MFS.

There is no change to the advisory fee paid by the International Large-Cap Portfolio to the adviser (Pacific Life). The new portfolio management fee paid by Pacific Life to MFS is at an annual rate of 0.45% of the average daily net assets of the portfolio, with scheduled marginal reductions (break points) at certain combined average daily net asset levels for the International Large-Cap Portfolio and the PF MFS International Large-Cap Fund of Pacific Funds (another investment company advised by Pacific Life). The portfolio management fee paid by Pacific Life through December 31, 2003 to the current portfolio manager of the International Large-Cap Portfolio (Capital Guardian Trust Company) pursuant to a portfolio management agreement dated December 28, 1999, is an annual rate of 0.65% of the average daily net assets of the portfolio, with scheduled marginal reductions (break points) at certain asset levels. For the period January 1, 2003 through November 30, 2003, the portfolio management fees paid by Pacific Life for the International Large-Cap Portfolio were $3,065,959. Had the new fees been in effect for that same time period, the portfolio management fees paid by Pacific Life would have been $2,654,178, which would have represented a reduction in such fees paid by Pacific Life of 13.4% for the same period. For the period January 1, 2003 to November 30, 2003 the International Large-Cap Portfolio did not pay any brokerage commissions to any affiliated brokers.

The Board found that: (i) the compensation payable under the new portfolio management agreement bears a reasonable relationship to the services to be rendered and is fair and reasonable; and (ii) the agreement is in the best interests of the portfolio and its shareholders.

The new portfolio management agreement among Pacific Select Fund, Pacific Life, and MFS is substantially similar to the prior portfolio management agreement with respect to the portfolio, other than with respect to the identity of the portfolio manager, the fee schedule and the date. MFS will, subject to the supervision of Pacific Life, provide a continuous investment program for the portfolio and determine the composition of the assets of the portfolio, including the determination of the purchase, retention, or sale of securities, cash and other investments in accordance with the portfolio’s investment objectives, policies and restrictions. MFS bears the expenses of its own staff for its activities in connection with the services provided under the portfolio management agreement. The portfolio is responsible for its own expenses including, but not limited to, investment advisory fees, administration fees, custody fees, brokerage and transaction expenses, fees for pricing services, registration fees and costs of regulatory compliance, and fees for professional services, including legal and auditing services. MFS is not subject to any liability for, or subject to any damages, expenses or losses in connection with, any act or omission connected with or arising out of any services rendered under the portfolio management agreement, except by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the new portfolio management agreement. The new portfolio management agreement with MFS, already in effect, will continue from year to year, subject to approval annually by the Board or by the shareholders of the portfolio and also, in either event, approval of a majority of the independent trustees. The new portfolio management agreement may be terminated without penalty at any time by any of the parties to the agreement upon 60 days prior written notice to the other parties to the agreement.

MFS Investment Management 500 Boylston Street Boston, Massachusetts 02116

Massachusetts Financial Services Company, doing business as MFS Investment Management (MFS), and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund. MFS was established as a partnership in Massachusetts in 1924. The company remained a partnership until 1982, when it became a subsidiary of Sun Life Financial Services of Canada. Today, 22% of MFS is available for employee-ownership and 78% is owned by Sun Life. Net assets under the management of the MFS organization were approximately $135.4 billion as of November 30, 2003.

The executive officers and directors of MFS are Jeffrey L. Shames, Chairman and Director, John W. Ballen, Chief Executive Officer and Director, Kevin R. Parke, President, Chief Investment Officer and Director, David A. Antonelli, Senior Vice President, Martin E. Beaulieu, Executive Vice President and Director, Robert J. Manning, Executive Vice President and Director, H. Clair Muhm, Senior Vice President, and William W. Scott, Jr., Executive Vice President and Director, James C. Baillie, Director, C. James Prieur, Director, Richard Schmalensee, Director, Donald A. Stewart, Director, William W. Stinson, Director.

All of these executive officers have no substantial business, profession, vocation or employment other than their positions with MFS, its subsidiaries and affiliates. The address of MFS and the business address of the executive officers and directors is 500 Boylston Street, Boston, Massachusetts 02116.

Annual Report

The annual report for the portfolio for the fiscal year ended December 31, 2002 has previously been sent to shareholders and is available upon request without charge by contacting Pacific Life, the fund’s adviser, at:

Pacific Life Insurance Company

700 Newport Center Drive

Post Office Box 9000

Newport Beach, California 92660

Pacific Life’s Annuity Contract Owners: 1-800-722-2333

Pacific Life’s Life Insurance Policy Owners: 1-800-800-7681

PL&A’s Annuity Contract Owners: 1-800-748-6907

PL&A’s Life Insurance Policy Owners: 1-888-595-6997

Distributor	Pacific Select Distributors, Inc. 700 Newport Center Drive Post Office Box 9000 Newport Beach, CA 92660

The following table contains information on advisory fees paid to MFS by other funds with investment objectives similar to the International Large-Cap Portfolio. Information on commissions paid by the International Large-Cap Portfolio to affiliated brokers is contained in the Statement of Additional Information under the heading “Portfolio Transactions and Brokerage”.

MFS Funds Comparable toPORTFOLIO AND International Large-Cap MFS Funds Comparable to International Large-Cap Portfolio Portfolio	Objective Objective	Advisory Fee Rate as a % of Advisory Fee Rate as a % of Average Annual Net Assets Average Annual Net Assets	Assets as of Assets as of November 30, 2003 November 30, 2003

MFS Institutional International Research Equity Fund*	Capital appreciation	0.550% on the first $200 million 0.500% between $200 - $500 million 0.450% over $500 million 0.400% over $1 billion	$76,970,580

MFS Institutional International Equity Fund*	Long-term growth of capital	0.75% management fee	$356,739,259

Maxim MFS International Growth Portfolio**	Capital appreciation	0.35% on all assets	$145,632,541

*MFS acts as adviser.

**Pension assets, MFS does not furnish support.

MFS INVESTMENT MANAGEMENT

Performance of comparable accounts MFS MFS INVESTMENT MANAGEMENT

This section is amended. Please refer to the text under the heading “About the composites”
on page 86 of the prospectus for information about the similar account performance presentations, including information about how the figures were calculated.

The following composite information is added:

This chart shows the historical

performance of the MFS

International Equity Composite. The accounts in the composite have investment objectives, policies and strategies that are substantially similar to those of the International Large-Cap Portfolio. As of 12/31/02 the composite consisted of 23 advisory accounts including 1 mutual fund (17 and 3, respectively, as of 9/30/03).

The performance shows the historical track record of the portfolio manager and is not intended to imply how the International Large-Cap Portfolio has performed or will perform. Total returns represent past performance of the composite and not the International Large-Cap Portfolio.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.

This chart does not show you the performance of the International Large-
Cap Portfolio — it shows the performance of similar accounts managed by
MFS.

Annual total returns (for the periods indicated below)/Average annual total returns for the periods ending December 31, 2002

	Year/Period	MFS International Equity Composite (%)[1]	MSCI EAFE Index (%)[2]

	1/1/03 – 9/30/03 (not annualized)	12.71	18.37
	2002	(7.87)	(15.94)
	2001	(15.29)	(21.21)
	2000	(8.97)	(13.96)
	1999	33.25	27.30
	1998	8.21	20.33
	1997	13.34	2.06
	1996	16.66	5.52

	1 year	(7.87)	(15.94)
	3 years	(10.77)	(17.24)
	5 years	0.48	(2.91)
	Since Inception[3]	4.54	(0.85)

[1]  This column shows performance after actual advisory fees and operating expenses charged to the mutual funds in the composite have been deducted. For the accounts other than the mutual funds, the maximum institutional fee charged by MFS for this product has been deducted from the gross performance of the institutional portfolios and does not include custody fees or other expenses normally paid by mutual funds. If these expenses were included, returns would be lower. The International Large-Cap Portfolio’s fees and expenses may be higher than those reflected in this composite which would reduce performance. Accounts in the composite, other than mutual funds, were not subject to the investment limitations, diversification requirements and other restrictions of the 1940 Act or Subchapter M of the IRC, which, if imposed, could have adversely affected the performance.

2  The MSCI EAFE Index is comprised of stocks from 21 countries in Europe, Australia, New Zealand and Asia.
Results include reinvested dividends after deducting withholding taxes.

3  The inception date of the composite was 3/1/96.

VAN KAMPEN

Van Kampen	The composite information is replaced with the following:

This chart shows the historical

performance of the Van Kampen

Mid-Cap Growth Composite.

The accounts in the composite

have investment objectives, policies

and strategies that are substantially

similar to those of the Mid-Cap

Growth Portfolio. As of 12/31/02

the composite consisted of 4 advisory

accounts including 3 mutual funds

(3 and 3, respectively, as of 9/30/03).

The performance shows the

historical track record of the portfolio

manager and is not intended to imply

how the Mid-Cap Growth Portfolio has

performed or will perform. Total returns

represent past performance of the

composite and not the Mid-Cap Growth

Portfolio.

Returns do not reflect fees and expenses

of any variable life insurance policy, and

would be lower if they did.

	This chart does not show you the performance of the Mid-Cap Growth Portfolio — it shows the performance of similar accounts managed by Van Kampen.

	Annual total returns (for the periods indicated below)/Average annual total returns for the periods ending December 31, 2002
	Year/Period	Van Kampen Mid-Cap Growth Composite (%)[1]	Russell Midcap Growth Index (%)[2]

	1/1/03 – 9/30/03 (not annualized)	26.82	27.24
	2002	(31.03)	(27.41)
	2001	(29.93)	(20.15)
	2000	(7.67)	(11.75)
	1999	64.41	51.29
	1998	37.24	17.86
	1997	32.68	22.54
	1996	19.04	17.48
	1995	36.25	33.98
	1994	(5.39)	(2.16)
	1993	18.23	11.19

	1 year	(31.03)	(27.41)
	5 years	0.14	(1.82)
	10 years	9.26	6.71

1  This column shows performance after average advisory fees and operating expenses charged to the accounts in the composite have been deducted, including custody fees and other expenses normally paid by mutual funds. The Mid-Cap Growth Portfolio’s fees and expenses may be higher than those reflected in this composite, which would reduce performance.

[2]  The Russell Midcap Growth Index is comprised of 800 securities that have higher price-to-book ratios and higher forecasted growth values than securities in the Russell Midcap Value Index. Results include reinvested dividends.

How share prices are calculated

The second paragraph of this section is replaced with the following:

Each Portfolio’s NAV per share is calculated once a day, every day the New York Stock Exchange (NYSE) is open. For purposes of calculating the NAV, the portfolios use pricing data as of the time of the close of NYSE, which is usually 4:00 p.m. Eastern time, although it occasionally closes earlier. Generally, for any transaction, the NAV that will apply is the NAV calculated after receipt of a request to buy, sell or exchange shares.

Information regarding the Reorganizations

On September 8, 2003, the Board of Trustees of Pacific Select Fund (“The Fund”), including a majority of the independent trustees (the “Board”), approved a plan of reorganization for the transfer of assets of the Telecommunications Portfolio into the Technology Portfolio, a plan of reorganization for the transfer of assets of the Research Portfolio into the Diversified Research Portfolio, and a plan of reorganization for the transfer of assets of the Global Growth Portfolio into the International Large-Cap Portfolio. These three separate plans of reorganization (each a “Plan”) provide for: (i) the transfer of all of the assets of the Telecommunications, Research, and Global Growth Portfolios (the “Acquired Portfolios”) into the Technology, Diversified Research, and International Large-Cap Portfolios, respectively (the “Surviving Portfolios”), in exchange for shares of the respective Surviving Portfolios; (ii) assumption of all of the liabilities of the Acquired Portfolios by the respective Surviving Portfolios; and (iii) the distribution of the Surviving Portfolios’ shares to the shareholders of the Acquired Portfolios in complete liquidation of the Acquired Portfolios (together, the “Reorganizations”).

Each Plan requires approval by the respective Acquired Portfolios’ shareholders. Presuming that each Plan is approved by a majority of the respective Acquired Portfolios’ shareholders and that certain conditions required by each Plan are satisfied, the Reorganizations are expected to be effective at the close of business on December 31, 2003 (the “Closing Date”). The Closing Date may be postponed if: (i) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired and/or Surviving Portfolios is closed to trading or otherwise restricted; or (ii) trading or the reporting of trading on the New York Stock Exchange or other primary trading market is disrupted and the Fund’s Board believes the value of the net assets in any of the Acquired and/or Surviving Portfolios cannot be accurately appraised; or (iii) reasonably necessary to accommodate business needs.

If any of these events occur, the Closing Date will be postponed until the first business day after trading is fully resumed and reporting has been restored, or within a reasonable time thereafter. Provided the Reorganizations are approved by the applicable shareholders, and once closed, references to the Telecommunications, Global Growth and Research Portfolios are deleted. No further notification regarding the completion of the Reorganizations will be sent unless one or more of the Reorganizations does not occur.

Information regarding changes in futures trading activity

The Commodity Futures Trading Commission (“CFTC”) has liberalized the rule 4.5 exemption from commodity pool operator registration for mutual funds. Accordingly, the old requirement, which limited mutual funds to non-hedging positions in futures and no more than 5% of assets committed to margin with respect to non-hedging positions, has been eliminated, thereby permitting mutual funds to engage in unlimited hedging and non-hedging futures trading activity. See Limitations within the Futures Contracts and Options on Futures Contracts section in the Fund’s Statement of Additional Information.

Supplement dated December 17, 2003 to the

Statement of Additional Information for the Pacific Select Fund dated May 1, 2003

This supplement revises the Fund’s Statement of Additional Information (SAI) effective January 1, 2004 to reflect the following:

All references to the “Telecommunications Portfolio”, the “Global Growth Portfolio” and the “Research Portfolio” are deleted.

The following disclosure will replace the first paragraph of the cover page as follows:

The Pacific Select Fund is an open-end management investment company currently offering thirty-two investment portfolios. The following twenty-eight of those portfolios are classified as diversified: the Blue Chip Portfolio; the Aggressive Growth Portfolio; the Diversified Research Portfolio; the Small-Cap Equity Portfolio; the Short Duration Bond Portfolio; the I-Net TollkeeperSM Portfolio; the Financial Services Portfolio; the Health Sciences Portfolio; the Technology Portfolio; the Growth LT Portfolio; the Mid-Cap Value Portfolio; the International Value Portfolio; the Capital Opportunities Portfolio; the International Large-Cap Portfolio; the Equity Index Portfolio; the Small-Cap Index Portfolio; the Multi-Strategy Portfolio; the Main Street® Core Portfolio; the Emerging Markets Portfolio; the Inflation Managed Portfolio; the Managed Bond Portfolio; the Small-Cap Value Portfolio; the Money Market Portfolio; the High Yield Bond Portfolio; the Equity Income Portfolio; the Equity Portfolio; the Aggressive Equity Portfolio; and the Large-Cap Value Portfolio. The Focused 30 Portfolio; the Comstock Portfolio (formerly called the Strategic Value Portfolio); the Real Estate Portfolio and the Mid-Cap Growth Portfolio are classified as non-diversified. The Fund’s Investment Adviser is Pacific Life Insurance Company.

Under ADDITIONAL INVESTMENT POLICIES OF THE PORTFOLIOS, the following changes are made:

The International Large-Cap Portfolio subsection will be moved to follow the Capital Opportunities Portfolio subsection and is amended to appear as follows:

International Large-Cap Portfolio

In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in: U.S. dollar-denominated and non-U.S. dollar-denominated foreign securities; depositary receipts including ADRs, GDRs and other types of depositary receipts; warrants and rights; repurchase agreements; investment in other investment companies (open and/or closed-end funds); and short-term instruments, including U.S. government securities; commercial paper and bank obligations.

In addition to the derivatives described in the Prospectus, the Portfolio may also engage in foreign currency transactions and forward foreign currency contracts. The Portfolio may also engage in the purchase and writing of put and call options on foreign currencies, futures contracts, securities and stock indexes.

Investors should understand that the expense ratio of the Portfolio can be expected to be higher than investment companies investing in domestic securities since the cost of maintaining the custody of foreign securities and the rate of advisory fees paid by the Portfolio is higher.

Under	SECURITIES AND INVESTMENT TECHNIQUES, the following changes are made:

The following disclosure will replace the 3rd paragraph on page 52 as follows:

Limitations.  Pursuant to rules adopted by the Commodity Futures Trading Commission (“CFTC”), each Portfolio is permitted to engage in unlimited futures trading activity without registration with the CFTC.

1

Under	ORGANIZATION AND MANAGEMENT OF THE FUND, the following changes are made:

Under the subsection Independent Trustees, the following disclosure is added as follows:

Name and Age	Position(s) with the Fund and Length of Time Served	Principal Occupations(s) During Past 5 Years (and certain additional occupation information)	Number of Portfolios in Fund Complex Overseeen
G. Thomas Willis Age 61	Trustee since 11/17/03	Retired Partner (2002), PricewaterhouseCoopers (Public Accounting)	32

Under the subsection Portfolio Management Agreements, the following disclosure shall replace the first paragraph of the disclosure and add the fee table with respect to MFS and shall replace the fee table with respect to Capital Guardian Trust Company (“Capital Guardian”) and the International Large-Cap Portfolio.

Pursuant to a Portfolio Management Agreement between the Fund, the Adviser and Massachusetts Financial Services Company, doing business as MFS Investment Management (“MFS”), 500 Boylston Street, Floor 21, Boston, MA 02116, which became effective January 2, 2001, MFS is the Portfolio Manager and provides investment advisory services to the Capital Opportunities and International Large-Cap Portfolios.

Effective January 1, 2004, for the services provided, Pacific Life pays a monthly fee to MFS based on an annual percentage of the average daily net assets of the International Large-Cap Portfolio according to the following schedule:

International Large-Cap Portfolio

Rate (%)	Break Point (assets)
.45%	On first $500 million
.40%	On next $500 million
.375%	On next $1 billion
.35%	On excess

For the services provided, for the period of January 2, 2000 through December 31, 2003, Pacific Life paid a monthly fee to Capital Guardian based on an annual percentage of the average daily net assets of the International Large-Cap Portfolio according to the following schedule:

International Large-Cap Portfolio

Rate (%)	Break Point (assets)
.65%	On first $150 million
.55%	On next $150 million
.45%	On next $200 million
.40%	On next $500 million
.375%	On next $1 billion
.35%	On excess

2

Under the subsection Portfolio Management Agreements, the following fee table shall be added with respect to INVESCO Funds Group, Inc. (“INVESCO”) and the Financial Services, Health Sciences, and Technology Portfolios.

Effective January 1, 2004, for the services provided, Pacific Life pays a monthly fee to INVESCO based on an annual percentage of the combined average daily net assets of the Financial Services, Health Sciences and Technology Portfolios according to the following schedule:

Financial Services, Health Sciences and Technology Portfolios

Rate (%)	Break Point (assets)
.45%	On first $500 million
.40%	On next $500 million
.375%	On next $1 billion
.35%	On excess

When determining the break point rates, the combined average daily net assets of the Financial Services, Health Sciences and Technology Portfolios and the PF INVESCO Technology Fund of Pacific Funds are aggregated.

Under the subsection Portfolio Management Agreements, the following fee table shall be added with respect to Lazard Asset Management (“Lazard”) and the Mid-Cap Value and International Value Portfolios.

Effective January 1, 2004, for the services provided, Pacific Life pays a monthly fee to Lazard based on an annual percentage of the combined average daily net assets of the Mid-Cap Value and International Value Portfolios according to the following schedule:

Mid-Cap Value and International Value Portfolios

Rate (%)	Break Point (assets)
.35%	On first $1 billion
.30%	On next $1 billion
.25%	On excess

When determining the break point rates, the combined average daily net assets of the Mid-Cap Value and International Value Portfolios and the PF Lazard International Value Fund of Pacific Funds are aggregated.

Under the subsection Portfolio Management Agreements, the following addresses shall replace the addresses currently listed with respect to Mercury Advisors (“Mercury”), OppenheimerFunds, Inc. (“Oppenheimer”), NFJ Investment Group L.P. (“NFJ”) and Salomon Brothers Asset Management Inc (“SaBAM”):

Mercury is located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

Oppenheimer is located at 2 World Financial Center, 225 Liberty Street—11th Floor, New York, NY 10080.

NFJ is located at 2121 San Jacinto, Suite 1840, Dallas, Texas 75201.

Salomon is located at 399 Park Avenue, New York, NY 10022.

3

PACIFIC SELECT FUND

Part C:    OTHER INFORMATION

Item 23.    Exhibits

(a)(1)	Agreement and Declaration of Trust[4]

(a)(2)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – I-Net Tollkeeper[7]

(a)(3)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Focused 30 and Strategic Value[7]

(a)(4)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Bond and Income[8]

(a)(5)

Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth and Blue Chip[8]

(a)(6)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Large-Cap Core[9]

(a)(7)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Equity Income and Research[9]

(a)(8)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Small-Cap Equity, International Value and Inflation Managed[12]

(a)(9)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Real Estate[12]

(a)(10)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Main Street Core, Short Duration Bond, Small Cap–Value and Comstock[15]

(a)(11)	Form of Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Telecommunications, Global Growth and Research[16]

(b)	By-Laws[4]

(c)	Instruments Defining Rights of Holders of Securities[1]

(d)(1)	Investment Advisory Agreement with Addendums – Equity Index, Growth LT, Equity and Bond and Income[1]

(d)(2)	Portfolio Management Agreement – Capital Guardian Trust Company[1]

(d)(3)	Portfolio Management Agreement – Janus Capital Management LLC[12]

(d)(4)	Portfolio Management Agreement – Van Kampen[16]

(d)(5)	Portfolio Management Agreement – Goldman Sachs Asset Management L.P.[15]

(d)(6)	Portfolio Management Agreement – Pacific Investment Management Company LLC[16]

(d)(7)	Addendum to Advisory Agreement – Large-Cap Value, Mid-Cap Value, Small-Cap Index and REIT[16]

(d)(8)	Addendum to Advisory Agreement – International Large-Cap and Diversified Research[4]

(d)(9)	Portfolio Management Agreement – Salomon Brothers Asset Management Inc[16]

(d)(10)	Portfolio Management Agreement – Lazard Asset Management[16]

(d)(11)	Addendum to Advisory Agreement – I-Net Tollkeeper[5]

(d)(12)	Portfolio Management Agreement – Capital Guardian Trust Company[4]

(d)(13)	Portfolio Management Agreement – Mercury Advisors[4]

(d)(14)

Addendum to Advisory Agreement – Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, Blue Chip and International Value[8]

(d)(15)	Portfolio Management Agreement – AIM Capital Management, Inc.[8]

(d)(16)	Portfolio Management Agreement – INVESCO Funds Group, Inc.[8]

(d)(17)	Portfolio Management Agreement – MFS Investment Management[8]

(d)(18)	Portfolio Management Agreement – Lazard Asset Management[8]

(d)(19)	Amendment to Portfolio Management Agreement – Pacific Investment Management Company LLC[8]

(d)(20)	Addendum to Advisory Agreement – Equity Income and Research[10]

(d)(21)	Portfolio Management Agreement – Putnam Investment Management, LLC[10]

(d)(22)	Amendment to Advisory Agreement – I-Net Tollkeeper[12]

(d)(23)	Amendment to Advisory Agreement – Emerging Markets[16]

(d)(24)	Portfolio Management Agreement – Oppenheimer Funds, Inc.[15]

(d)(25)	Addendum to Advisory Agreement – Small-Cap Value and Short Duration Bond[15]

(d)(26)	Portfolio Management Agreement – PIMCO Advisors Retail Holdings LLC and NFJ Investment Group L.P. (“PIMCO – NFJ”)[15]

(d)(27)	Fee Schedule to Portfolio Management Agreement – AIM Capital Management, Inc.[15]

(d)(28)	Form of Fee Schedule to Portfolio Management Agreement – Goldman Sachs Asset Management, L.P.[16]

(d)(29)	Form of Fee Schedule to Portfolio Management Agreement – Invesco Funds Group, Inc.[16]

(d)(30)	Form of Fee Schedule to Portfolio Management Agreement – Lazard Asset Management LLC[16]

(d)(31)	Form of Fee Schedule to Portfolio Management Agreement – Lazard Asset Management LLC[16]

(d)(32)	Form of Fee Schedule to Portfolio Management Agreement – MFS Investment Management[16]

(d)(33)	Addendum to Advisory Agreement – Emerging Markets and Aggressive Equity[16]

(d)(34)	Addendum to Advisory Agreement – Focused 30 and Strategic Value[16]

(d)(35)	Amendment to Advisory Agreement – I-Net Tollkeeper[16]

(d)(36)	Addendum to Advisory Agreement – Telecommunications, Global Growth and Research

(e)(1)	Distribution Agreement[4]

(e)(2)	Addendum to Distribution Agreement – I-Net Tollkeeper[5]

(e)(3)	Addendum to Distribution Agreement – Focused 30 and Strategic Value[7]

(e)(4)	Exhibit A to Distribution Agreement – Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth and Blue Chip[8]

(e)(5)	Exhibit A to Distribution Agreement – Equity Income and Research[10]

(e)(6)	Exhibit A to Distribution Agreement[13]

(e)(7)	Exhibit A to Distribution Agreement – Main Street Core, Comstock, Small-Cap Value, and Short Duration Bond[15]

(e)(8)	Exhibit A to Distribution Agreement – Telecommunications, Global Growth, and Research

(f)	Amended and Restated Trustees’ Deferred Compensation Plan[13]

(g)(1)	Custody and Investment Accounting Agreement[13]

(g)(2)	Exhibit A to Custody and Investment Accounting Agreement – Equity Income and Research[12]

(g)(3)	Amendment to Custody and Investment Accounting Agreement[16]

(g)(4)	Form of Financial Services Agreement[14]

(g)(5)	Exhibit A to Custody Agreement – Main Street Core, Comstock, Small-Cap Value, and Short Duration Bond[15]

(g)(6)	Form of Exhibit A to Custody Agreement – Telecommunications, Global Growth and Research[16]

(h)(1)	Agency Agreement with Addendums – Growth LT, Equity and Bond and Income[1]

(h)(2)	Participation Agreement[5]

(h)(3)	Agreement for Support Services[2]

(h)(4)	Addendum to Agency Agreement – Large-Cap Value, Mid-Cap Value, Small-Cap Index, and REIT

(h)(5)	Addendum to Agency Agreement – International Large-Cap and Diversified Research[4]

(h)(6)	Addendum to Agency Agreement – I-Net Tollkeeper[5]

(h)(7)	Addendum to Participation Agreement – I-Net Tollkeeper[5]

(h)(8)	Addendum to Agency Agreement – Focused 30 and Strategic Value[7]

(h)(9)	Addendum to Participation Agreement – Focused 30 and Strategic Value[7]

(h)(10)

Schedule of Portfolios to Agency Agreement – Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, and Blue Chip[8]

(h)(11)	Addendum to Participation Agreement – Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, and Blue Chip[8]

(h)(12)	Expense Limitation Agreement[7]

(h)(13)	Amendment to Expense Limitation Agreement – Strategic Value and Focused 30[7]

(h)(14)

Schedule A to Expense Limitation Agreement – Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, and Blue Chip[8]

(h)(15)	Schedule of Portfolios to Agency Agreement – Equity Income and Research[10]

(h)(16)	Addendum to Participation Agreement – Equity Income and Research[10]

(h)(17)	Schedule A to Expense Limitation Agreement – Equity Income and Research[10]

(h)(18)	Amendment to Expense Limitation Agreement[13]

(h)(19)	Schedule of Portfolios to Agency Agreement – Small-Cap Value, Comstock, Main Street Core, and Short Duration Bond[15]

(h)(20)	Schedule A to Expense Limitation Agreement – Small-Cap Value, Main Street Core, Comstock, and Short Duration Bond[15]

(h)(21)	Exhibit B to Participation Agreement – Small-Cap Value, Main Street Core, Comstock, and Short Duration Bond[15]

(h)(22)	Form of Schedule A to Expense Limitation Agreement – Telecommunications, Global Growth and Research[16]

(h)(23)	Form of Schedule of Portfolios to Agency Agreement – Telecommunications, Global Growth, and Research[16]

(h)(24)	Form of Exhibit B to Participation Agreement – Telecommunications, Global Growth, and Research[16]

(h)(25)	Addendum to Agency Agreement – Emerging Markets and Aggressive Equity

(h)(26)	Addendum to Agency Agreement – I-Net Tollkeeper

(h)(27)	Amendment to Expense Limitation Agreement

(i)	Opinion and Consent of Counsel[1]

(j)	Not Applicable

(k)	Not Applicable

(l)	Not Applicable

(m)	Brokerage Enhancement Plan[5]

(m)(1)	Schedule A to Brokerage Enhancement Plan – I-Net Tollkeeper[6]

(m)(2)	Schedule A to Brokerage Enhancement Plan – Focused 30 and Strategic Value[7]

(m)(3)	Schedule A to Brokerage Enhancement Plan – Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, and Blue Chip[8]

(m)(4)	Schedule A to Brokerage Enhancement Plan – Equity Income and Research[10]

(m)(5)	Schedule A to Brokerage Enhancement Plan – Main Street Core, Comstock, Small-Cap Value, and Short Duration Bond[14]

(m)(6)	Schedule A to Brokerage Enhancement Plan – Telecommunications, Global Growth, and Research[16]

(n)	Not Applicable

(o)	Not Applicable

(p)(1)	Code of Ethics – Pacific Select Fund[11]

(p)(2)	Code of Ethics – Capital Guardian Trust Company[6]

(p)(3)	Code of Ethics – Goldman Sachs Asset Management[13]

(p)(4)	Code of Ethics – Janus Capital Management LLC[16]

(p)(5)	Code of Ethics – Lazard Asset Management[10]

(p)(6)	Code of Ethics – Mercury Advisors[6]

(p)(7)	Code of Ethics – Van Kampen[13]

(p)(8)	Code of Ethics – Pacific Investment Management Company LLC[11]

(p)(9)	Code of Ethics – Salomon Brothers Asset Management Inc[6]

(p)(10)	Code of Ethics – Pacific Life Insurance Company Securities Division[13]

(p)(11)	Code of Ethics – AIM Capital Management, Inc.[13]

(p)(12)	Code of Ethics – INVESCO Funds Group, Inc.[7]

(p)(13)	Code of Ethics – MFS Investment Management[7]

(p)(14)	Code of Ethics – Putnam Investment Management, LLC[9]

(p)(15)	Code of Ethics – OppenheimerFunds, Inc.[12]

(p)(16)	Code of Ethics – PIMCO-NFJ[16]

[1]	Included in Registrant’s Form Type N1A/A, Accession No. 0000898430-95-002464 filed on November 22, 1995 and incorporated by reference herein.

[2]	Included in Registrant’s Form Type N1A/A, Accession No. 0000898430-96-000275 filed on February 1, 1996 and incorporated by reference herein.

[3]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-98-001954 filed on September 4, 1998 and incorporated by reference herein.

[4]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-00-000474 filed on February 16, 2000 and incorporated by reference herein.

[5]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-00-000983 filed on April 26, 2000 and incorporated by reference herein.

[6]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-00-001495 filed on July 14, 2000 and incorporated by reference herein.

[7]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-00-002163 filed on October 18, 2000 and incorporated by reference herein.

[8]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-01-000433 filed on February 27, 2001 and incorporated by reference herein.

[9]	Included in Registrant’s Form Type N1A/A, Accession No. 0000898430-01-502973 filed on October 15, 2001 and incorporated by reference herein.

[10]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-01-500980 filed on December 27, 2001 and incorporated by reference herein.

[11]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-02-000400 filed on March 15, 2002 and incorporated by reference herein.

[12]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-02-001726 filed on October 7, 2002 and incorporated by reference herein.

[13]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-02-002145 filed on December 18, 2002 and incorporated by reference herein.

[14]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-03-000155 filed on February 7, 2003 and incorporated by reference herein.

[1][5]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-03-001028 filed on April 30, 2003 and incorporated by reference herein.

[16]	Included in Registrant’s Form Type N1A/A, Accession No. 0001193125-03-057905 filed on October 3, 2003 and incorporated by reference herein.

Item 24.    Persons Controlled by or Under Common Control with the Fund

Pacific Life Insurance Company (“Pacific Life”), on its own behalf and onbehalf of its Separate Account A, Separate Account B, Pacific Select Variable Annuity, Pacific Select Exec, Pacific COLI, Pacific COLI II, Pacific COLI III, Pacific Select, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, and Pacific Corinthian Variable Account Separate Accounts (“Separate Accounts”), owns of record the outstanding shares of the Series of Registrant. Pacific Life Insurance Company will vote fund shares in accordance with instructions received from Policy Owners having interests in the Variable Accounts of its Separate Accounts.

Item 25.    Indemnification

Reference is made to Article V of the Registrant’s Declaration of Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.    Business and Other Connections of the Investment Adviser

Each investment adviser, and the trustees or directors and officers of each investment adviser and their business and other connections are as follows:

Name of Adviser	Name of Individual	Business and Other Connections

Pacific Life Insurance Company

Pacific Life	Thomas C. Sutton	Director, Chairman of the Board and Chief Executive Officer of Pacific Life Insurance Company, January 1990 to present; Director, Chairman of the Board and Chief Executive Officer of Pacific Mutual Holding Company and Pacific LifeCorp, August 1997 to present; Director (March 1989 to present) Chairman (July 1989 to present) and Chief Executive Officer (August 2001 to present) of Pacific Life & Annuity Company (formerly PM Group Life Insurance Co.); Director of: Mutual Service Corporation, PM Realty Advisors, Inc., Pacific Financial Products, Inc., and similar positions with various affiliated companies of Pacific Life Insurance Company; Director of: Newhall Land & Farming; Edison International; The Irvine Company and Former Chairman of the American Council of Life Insurance; and Former Director of: Pacific Corinthian Life Insurance Company, Cadence Capital Management Corporation, NFJ Investment Group, Inc., Pacific Financial Asset Management Corporation, Pacific Investment Management Company, Pacific Select Distributors, Inc. (formerly Pacific Mutual Distributors, Inc.), former Management Board member of PIMCO Advisors L.P., and Chairman and Trustee of Pacific Funds (June 2001 to present).

Pacific Life	Glenn S. Schafer	Director (November 1994 to present) and President (January 1995 to present) of Pacific Life Insurance Company; Director and President of Pacific Mutual Holding Company and Pacific LifeCorp, August 1997 to present; Director (January 1990 to present) and President (August 2001 to present) of: Pacific Life & Annuity Company (formerly PM Group Life Insurance Company); Mutual Service Corporation; PM Realty Advisors, Inc.; and similar positions with various affiliated companies of Pacific Life Insurance Company; Former Director of Pacific Corinthian Life Insurance Company; Pacific Select Distributors, Inc. (formerly Pacific Mutual Distributors, Inc.); former Management Board member of PIMCO Advisors L.P., Trustee; President of Pacific Funds (June 2001 to present) and Director of Beckman Coulter, Inc. (July 2002 to present)

Pacific Life	David R. Carmichael	Director (since August 1997), Senior Vice President and General Counsel of Pacific Life Insurance Company, April 1992 to present; Senior Vice President and General Counsel of Pacific Mutual Holding Company and Pacific LifeCorp, August 1997 to present; Senior Vice President and General Counsel of Pacific Life & Annuity Company (formerly PM Group Life Insurance Company), July 1998 to present; Director of Pacific Life & Annuity (formerly PM Group Life Insurance Company); and Association of California Health and Life Insurance Companies. Former Director of Pacific Corinthian Life Insurance Company; and President (since June 2002) and former Director of Association of Life Insurance Counsel.

Name of Adviser	Name of Individual	Business and Other Connections

Pacific Life	Audrey L. Milfs	Director (since August 1997), Vice President (since April 1991) and Corporate Secretary (since July 1983) of Pacific Life Insurance Company; Vice President and Secretary of Pacific Mutual Holding Company and Pacific LifeCorp, August 1997 to present; Director (since March 1988), Vice President (since February 1999), and Secretary (since September 1982) of Pacific Life & Annuity Company (formerly PM Group Life Insurance Company); Director, Vice President and Secretary to several affiliated companies of Pacific Life Insurance Company, and Secretary of Pacific Funds (June 2001 to present).

Pacific Life	Khanh T. Tran	Director (since August 1997), Executive Vice President (since April 2001) and Chief Financial Officer (since June 1996) of Pacific Life Insurance Company, Senior Vice President (June 1996 to April 2001); Vice President and Treasurer (November 1991 to June 1996) of Pacific Life Insurance Company, Executive Vice President (April 2001 to present) and Chief Financial Officer (August 1997 to present) and Senior Vice President (August 1991 to April 2001) of Pacific LifeCorp and Pacific Mutual Holding Company. Executive Vice President and Chief Financial Officer to several affiliated companies of Pacific Life Insurance Company. Former Director of Prandium, Inc. (April 2001 to July 2002)

Pacific Life	Edward R. Byrd	Vice President and Controller of Pacific Life Insurance Company, August 1992 to present; Director (since January 1998), Vice President and CFO of Pacific Select Distributors, Inc. (formerly Pacific Mutual Distributors, Inc.); Vice President and Controller of Pacific Mutual Holding Company and Pacific LifeCorp, August 1997 to present; and similar positions with various affiliated companies of Pacific Life Insurance Company.

Pacific Life	Brian D. Klemens	Vice President and Treasurer of Pacific Life Insurance Company, December 1998 to Present; and Assistant Vice President and Assistant Controller of Pacific Life Insurance Company, April 1994 to December 1998; Vice President and Treasurer of Pacific LifeCorp and Pacific Mutual Holding Company, June 1999 to present; Vice President and Treasurer of several affiliated companies of Pacific Life Insurance Company (February 1999 to present); and Vice President and Treasurer of Pacific Funds (June 2001 to present).

Pacific Life	Larry J. Card	Executive Vice President of Pacific Life Insurance Company, January 1995 to present; Executive Vice President of Pacific Mutual Holding Company and Pacific LifeCorp, August 1997 to present and similar positions with various affiliated companies of Pacific Life Insurance Company.

Name of Adviser	Name of Individual	Business and Other Connections
Pacific Investment Management Company (“PIMCO”)		Investment Adviser

PIMCO	Michael R. Asay	Executive Vice President

PIMCO	Tamara J. Arnold, CFA	Executive Vice President

PIMCO	Brian P. Baker	Executive Vice President (SINGAPORE)

PIMCO	Stephen B. Beaumont	Senior Vice President

PIMCO	William R. Benz, CFA	Managing Director

PIMCO	Gregory A. Bishop	Senior Vice President

PIMCO	John B. Brynjolfsson	Managing Director

PIMCO

PIMCO	Sabrina C. Callin	Senior Vice President

PIMCO	Marcia K. Clark	Vice President

PIMCO	Cyrille Conseil	Senior Vice President

PIMCO	Douglas Cummings	Vice President

PIMCO	Wendy W. Cupps	Executive Vice President

PIMCO	Chris P. Dialynas	Managing Director

PIMCO	David J. Dorff	Senior Vice President

PIMCO	Michael G. Dow	Senior Vice President

PIMCO	Anita Dunn	Vice President

PIMCO	Mohamed A. El-Erian	Managing Director

PIMCO	Stephanie D. Evans	Vice President

PIMCO	Teri Frisch	Senior Vice President

PIMCO	Yuri P. Garbuzov	Senior Vice President

PIMCO	William H. Gross, CFA	Managing Director

PIMCO	John L. Hague	Managing Director

PIMCO	Gordon C. Hally, CIC	Executive Vice President

PIMCO	Pasi M. Hamalainen	Managing Director

Name of Adviser	Name of Individual	Business and Other Connections

PIMCO	John P. Hardaway	Senior Vice President

PIMCO	Brent R. Harris, CFA	Managing Director

PIMCO	Raymond C. Hayes	Senior Vice President

PIMCO	David C. Hinman	Executive Vice President

PIMCO	Douglas M. Hodge, CFA	Managing Director

PIMCO	Brent L. Holden, CFA	Managing Director

PIMCO	Dwight F. Holloway, Jr., CFA, CIC	Executive Vice President (LONDON)

PIMCO	Mark T. Hudoff	Executive Vice President

PIMCO	Margaret E. Isberg	Managing Director

PIMCO	Thomas J. Kelleher, III	Vice President

PIMCO	James M. Keller	Managing Director

PIMCO	Raymond G. Kennedy, CFA	Managing Director

PIMCO	Mark R. Kiesel	Executive Vice President

PIMCO	Steven Kirkbaumer	Senior Vice President

PIMCO	John S. Loftus, CFA	Managing Director

PIMCO	David C. Lown	Executive Vice President

PIMCO	Joseph McDevitt	Executive Vice President

PIMCO	Andre J. Mallegol	Senior Vice President

PIMCO	Scott W. Martin	Vice President

PIMCO	Michael E. Martini	Senior Vice President

PIMCO	Scott A. Mather	Executive Vice President

PIMCO	Dean S. Meiling, CFA	Managing Director

PIMCO	Jonathan D. Moll	Executive Vice President

PIMCO	Mark E. Metsch	Vice President

PIMCO	Kristen S. Monson	Executive Vice President

PIMCO	James F. Muzzy, CFA	Managing Director

Name of Adviser	Name of Individual	Business and Other Connections

PIMCO	Douglas J. Ongaro	Senior Vice President

PIMCO	Thomas J. Otterbein, CFA	Executive Vice President

PIMCO	Kumar N. Palghat	Executive Vice President

PIMCO	Keith Perez	Senior Vice President

PIMCO	Mohan V. Phansalkar	Executive Vice President, Chief Legal Officer

PIMCO	Elizabeth M. Philipp	Executive Vice President

PIMCO	David J. Pittman	Vice President

PIMCO	William F. Podlich III	Managing Director

PIMCO	William C. Powers	Managing Director

PIMCO	Mark A. Romano	Senior Vice President

PIMCO	Scott L. Roney, CFA	Senior Vice President

PIMCO	Cathy T. Rowe	Vice President

PIMCO	Seth R. Ruthen	Executive Vice President

PIMCO	Jeffrey M. Sargent	Senior Vice President

PIMCO	Ernest L. Schmider	Managing Director

PIMCO	Leland T. Scholey, CFA	Senior Vice President

PIMCO	Stephen O. Schulist	Senior Vice President

PIMCO	Iwona E. Scibisz	Vice President

PIMCO	Denise C. Seliga	Senior Vice President

PIMCO	Kyle J. Theodore	Senior Vice President

PIMCO	Lee R. Thomas	Managing Director

PIMCO	William S. Thompson, Jr.	Chief Executive Officer and Managing Director

PIMCO

PIMCO	Richard E. Tyson	Senior Vice President

PIMCO	Peter A. Van de Zilver	Vice President

PIMCO	Richard M. Weil	Chief Operating Officer, Managing Director

PIMCO	George H. Wood, CFA	Executive Vice President

Name of Adviser	Name of Individual	Business and Other Connections

PIMCO	David Young	Senior Vice President (LONDON)

PIMCO	Changhong Zhu	Executive Vice President

PIMCO

PIMCO	Marcellus M. Fisher	Senior Vice President

PIMCO	Jeffrey T. Ludwig	Senior Vice President

PIMCO	Sudesh N. Mariappa	Managing Director

PIMCO	Curtis A. Mewbourne	Executive Vice President

PIMCO	John Norris	Vice President

PIMCO	Bradley W. Paulson	Executive Vice President

PIMCO	Paul W. Reisz	Vice President

PIMCO	Ivor Schucking	Senior Vice President

PIMCO	Mark V. McCray	Executive Vice President

PIMCO	Len W. Jacobs	Executive Vice President

PIMCO	Susie L. Wilson	Executive Vice President

PIMCO	John Wilson	Executive Vice President

PIMCO	Bret W. Estep	Vice President

PIMCO	Daniel J. Ivascyn	Senior Vice President

PIMCO	Henrik P. Larsen	Vice President

PIMCO	Adam Borneleit	Senior Vice President

PIMCO	Craig A. Dawson	Senior Vice President

PIMCO	Jeri A. Easterday	Vice President

PIMCO	Joseph A. Fournier	Vice President

PIMCO	Gregory S. Grabar	Vice President

PIMCO	John M. Miller	Senior Vice President

PIMCO	Gail Mitchell	Vice President

Name of Adviser	Name of Individual	Business and Other Connections

PIMCO	Terry Y. Nercessian	Vice President

PIMCO	Shigeki Okamura	Senior Vice President

PIMCO	Ronald M. Reimer	Vice President

PIMCO	Yiannis Repoulis	Vice President

PIMCO	Carol E. Rodgerson	Vice President

PIMCO	Jason R. Rosiak	Vice President

PIMCO	Timothy L. Shaler	Vice President

PIMCO	Erica H. Sheehy	Vice President

PIMCO	Christine M. Telish	Vice President

PIMCO	Powell C. Thurston	Vice President

PIMCO	Cheng-Yuan Yu	Senior Vice President

PIMCO	Paul A. McCulley	Managing Director

PIMCO	John C. Maney	Chief Financial Officer

PIMCO	Vineer Bhansali	Executive Vice President

PIMCO	Emanuele Ravano	Executive Vice President

PIMCO	W. Scott Simon	Executive Vice President

PIMCO	Makoto Takano	Executive Vice President

PIMCO	Charles Wyman	Executive Vice President

PIMCO	W.H. Bruce Brittain	Senior Vice President

PIMCO	Stephen S. Goldman	Senior Vice President

PIMCO	Peter Lindgren	Senior Vice President

Name of Adviser	Name of Individual	Business and Other Connections

PIMCO	Tomoya Masanao	Senior Vice President

PIMCO	Akinori Matsui	Senior Vice President

PIMCO	James P. Meehan, Jr.	Senior Vice President

PIMCO	Mark Porterfield	Senior Vice President

PIMCO	Mark B.M. van Heel	Senior Vice President

PIMCO	Nicolette Beyer	Vice President

PIMCO	Erik C. Brown	Vice President

PIMCO	Kirsten J. Burton	Vice President

PIMCO	William E. Cullinan	Vice President

PIMCO	Suhail H. Dada	Senior Vice President

PIMCO	Birgitte Danielsen	Vice President

PIMCO	Jennifer E. Durham	Vice President

PIMCO	Michael Eberhardt	Vice President

PIMCO	Edward L. Ellis	Vice President

PIMCO	Kristine L. Foss	Vice President

PIMCO	Julian Foxall	Vice President

PIMCO	Richard F. Fulford	Vice President

PIMCO	Darius Gagne	Vice President

PIMCO	Robert J. Greer	Vice President

PIMCO	Shailesh Gupta	Vice President

PIMCO	Kazunori Harumi	Vice President

PIMCO	Arthur J. Hastings	Vice President

PIMCO	James Hudson	Vice President

PIMCO	James Johnstone	Vice President

Name of Adviser	Name of Individual	Business and Other Connections

PIMCO	Kenji Kawamura	Vice President

PIMCO	Masahiro Kido	Vice President

PIMCO	Tetsuro Kondo	Vice President

PIMCO	W.M. Reese Lackey	Vice President

PIMCO	Yanay Lehavi	Vice President

PIMCO	Naoto Makinoda	Vice President

PIMCO	Kendall P. Miller	Vice President

PIMCO	Scott Millimet	Senior Vice President

PIMCO	Masabumi Moriguchi	Vice President

PIMCO	Gillian O’Connell	Vice President

PIMCO	Ric Okun	Vice President

PIMCO	Evan T. Pan	Vice President

PIMCO	Jennifer L. Prince	Vice President

PIMCO	Stephen Rodosky	Senior Vice President

PIMCO	William E. Sharp	Vice President

PIMCO	Scott M. Spalding	Vice President

PIMCO	Tami L. Vendig	Vice President

PIMCO	Mihir P. Worah	Vice President

PIMCO	Michael J. Willemsen	Vice President

Name of Adviser	Name of Individual	Business and Other Connections

PIMCO	Laura Ahto	Senior Vice President (London)

PIMCO	G. Steven Gleason	Senior Vice President

PIMCO	PeterPaul Pardi	Senior Vice President

PIMCO	Bruce Pflug	Senior Vice President

PIMCO	James A. Ramsey	Senior Vice President

PIMCO	Joshua M. Anderson	Vice President

PIMCO	William Chipp	Vice President

PIMCO	John Cummings	Vice President

PIMCO	Gregory T. Gore	Vice President

PIMCO	Robert A. Fields	Vice President

PIMCO	Paul Harrison	Vice President (Sydney)

PIMCO	Simon J. Horsington	Vice President (London)

PIMCO	Lori Hsu	Vice President

PIMCO	Koji Ishida	Vice President (Tokyo)

PIMCO	Elissa Johnson	Vice President (London)

PIMCO	Kelly Johnson	Vice President

PIMCO	M. Theresa Vallarta-Jordal	Vice President

PIMCO	Josh Katz	Vice President

PIMCO	Benjamin Kelly	Vice President

PIMCO	Kevin Kuhner	Vice President

PIMCO	Hiroshi Kuno	Vice President (Tokyo)

PIMCO	Aaron Low	Vice President (Singapore)

PIMCO	Ramon Maronilla	Vice President (Singapore)

PIMCO	Robert Matsuhisa	Vice President

PIMCO	Sugako Mayuzumi	Vice President (Tokyo)

Name of Adviser	Name of Individual	Business and Other Connections

PIMCO	Alfred Murata	Vice President

PIMCO	Roger Nieves	Vice President

PIMCO	Stephanie Packer	Vice President

PIMCO	Richard Plamer	Vice President

PIMCO	Saumil Parikh	Vice President

PIMCO	Jeff Plein	Vice President (Tokyo)

PIMCO	Wendong Qu	Vice President

PIMCO	Danelle Reimer	Vice President

PIMCO	Melody Rollins	Vice President

PIMCO	Cathy T. Rowe	Vice President

PIMCO	Devin Sellers	Vice President (New York)

PIMCO	Christina Stauffer	Vice President

PIMCO	Peter Strelow	Vice President

PIMCO	Jamie Stuttard	Vice President (London)

PIMCO	Barry L. Wilson	Vice President

Name of Adviser	Name of Individual	Business and Other Connections

Capital Guardian Trust Company	Andrew F. Barth	Director and President, Capital Guardian Trust Company; Director, President and Research Director, Capital International Research, Inc. Formerly, Director, Capital Research and Management Company; and Director and President, Capital Guardian Research Company.

Capital Guardian Trust Company	Michael D. Beckman	Director, Senior Vice President, Capital Guardian Trust Company; Director, The Capital Group Companies, and Capital Guardian Trust Company of Nevada; Director and President, Capital International Asset Management, Inc.; Director, President and Treasurer, Capital International Financial Services, Inc.; Chief Financial Officer and Secretary, Capital International Asset Management (Canada), Inc.; Senior Vice President, Capital Group International, Inc. Formerly, Treasurer, Capital Guardian (Canada), Inc., Capital Guardian Research Company and Capital International Asset Management, Inc.

Capital Guardian Trust Company	Michael A. Burik	Senior Vice President and Senior Counsel, Capital Guardian Trust Company and Capital International, Inc.; and Vice President and Secretary, Capital International Financial Services, Inc.

Capital Guardian Trust Company	Elizabeth A. Burns	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Roberta A. Conroy	Senior Vice President, and Senior Counsel, Capital Guardian Trust Company; Senior Vice President, Senior Counsel, Capital International, Inc.; Secretary, Capital Group International, Inc. Formerly, Secretary, Capital International, Inc.

Capital Guardian Trust Company	Scott M. Duncan	Senior Vice President, Capital Guardian Trust Company. Formerly, Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	John B. Emerson	Senior Vice President, Capital Guardian Trust Company; Director and President, Capital Guardian Trust Company, a Nevada Corporation. Formerly, Executive Vice President, Capital Guardian Trust Company, a Nevada Corporation.

Capital Guardian Trust Company	Michael R. Ericksen	Director and Senior Vice President, Capital Guardian Trust Company; Director and President, Capital International Limited. Formerly, Senior Vice President of Capital International Limited.

Capital Guardian Trust Company	Michael A. Felix	Senior Vice President and Treasurer, Capital Guardian Trust Company; Capital Guardian (Canada), Inc.; Director and Senior Vice President, Capital International, Inc. Formerly, Vice President Capital Guardian Trust Company; Director Capital International, Inc.

Name of Adviser	Name of Individual	Business and Other Connections

Capital Guardian Trust Company	David I. Fisher	Director and Vice Chairman, Capital International, Inc. and Capital International Limited; Director and Chairman, Capital Group International, Inc. and Capital Guardian Trust Company; Director and President, Capital International Limited (Bermuda); Director, The Capital Group Companies, Inc., Capital International Research, Inc., and Capital Group Research, Inc. Formerly, Director and Vice Chairman Capital International K.K.; and Director, Capital Research and Management Company

Capital Guardian Trust Company	Clive N. Gershon	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Richard N. Havas	Senior Vice President, Capital Guardian Trust Company, Capital International, Inc., Capital International Limited, and Capital International Research, Inc.; Director and Senior Vice President, Capital Guardian (Canada), Inc.; and Director, Capital International Asset Management (Canada), Inc.

Capital Guardian Trust Company	Frederick M. Hughes, Jr	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Mary M. Humphrey	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	William H. Hurt	Senior Vice President, Capital Guardian Trust Company; Director and Chairman, Capital Guardian Trust Company, a Nevada Corporation and Capital Strategy Research, Inc. Formerly, Director, Capital Guardian Trust Company.

Capital Guardian Trust Company	Peter C. Kelly	Director, Senior Vice President and Senior Counsel, Capital Guardian Trust Company; Director, Senior Vice President, Senior Counsel and Secretary Capital International, Inc.; Director Capital International Emerging Markets Fund.

Capital Guardian Trust Company	Charles A. King	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Robert G. Kirby	Chairman Emeritus, Capital Guardian Trust Company; Senior Partner, The Capital Group Companies, Inc.

Capital Guardian Trust Company	Lianne K. Koeberle	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Nancy J. Kyle	Director and Senior Vice President, Capital Guardian Trust Company; Director and President, Capital Guardian (Canada), Inc.

Capital Guardian Trust Company	Karin L. Larson	Director, Capital Guardian Trust Company; Director, Chairperson, and President Capital Group Research, Inc., Director and Chairperson, Capital International Research, Inc. Formerly, Director and Chairperson, Capital Guardian Research Company; Director, The Capital Group Companies, Inc.,

Capital Guardian Trust Company	James R. Mulally	Director and Senior Vice President, Capital Guardian Trust Company; Senior Vice President, Capital International Limited.

Name of Adviser	Name of Individual	Business and Other Connections

Capital Guardian Trust Company	Shelby Notkin	Director and Senior Vice President, Capital Guardian Trust Company; Director, Capital Guardian Trust Company, a Nevada Corporation.

Capital Guardian Trust Company	Michael E. Nyeholt	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Mary M. O’Hern	Senior Vice President, Capital Guardian Trust Company, Capital International Limited; and Capital International, Inc.

Capital Guardian Trust Company	Jeffrey C. Paster	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Jason M. Pilalas	Director, Capital Guardian Trust Company; Senior Vice President, Capital International Research, Inc.

Capital Guardian Trust Company	Paula B. Pretlow	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	George L. Romine, Jr.	Senior Vice President, Capital Guardian Trust Company

Capital Guardian Trust Company	Robert Ronus	Director and Vice Chairman, Capital Guardian Trust Company; Director and Chairman, Capital Guardian (Canada), Inc., Director and Non-Executive Chairman, The Capital Group Companies, Inc.; Director, Capital Group International, Inc.; Senior Vice President, Capital International, Inc., Capital International Limited and Capital International S.A. Formerly, President Capital Guardian Trust Company.

Capital Guardian Trust Company	Theodore R. Samuels	Director and Senior Vice President, Capital Guardian Trust Company; Director, Capital Guardian Trust Company, a Nevada Corporation.

Capital Guardian Trust Company	Lionel A. Sauvage	Director and Senior Vice President, Capital Guardian Trust Company; Senior Vice President, Capital International, Inc.; Director Capital International Research, Inc.

Capital Guardian Trust Company	John H. Seiter	Director and Executive Vice President, Capital Guardian Trust Company; Director, The Capital Group Companies.

Capital Guardian Trust Company	Karen L. Sexton	Senior Vice President, Capital Guardian Trust Company. Formerly, Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Lawrence R. Solomon	Director and Vice President, Capital Guardian Trust Company; Senior Vice President, Capital International Research, Inc.; and Director Capital Management Services, Inc.

Name of Adviser	Name of Individual	Business and Other Connections

Capital Guardian Trust Company	Eugene P. Stein	Director and Vice Chairman, Capital Guardian Trust Company; Director, The Capital Group Companies, Inc.

Capital Guardian Trust Company	Andrew P. Stenovec	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Jill A. Sumiyasu	Senior Vice President, Capital Guardian Trust Company. Formerly, Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Phillip A. Swan	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Shaw B. Wagener	Director, Capital Guardian Trust Company, The Capital Group Companies, Inc., and Capital International Management Company S.A.; Director and Chairman, Capital International, Inc.; Director and Senior Vice President, Capital Group International, Inc. Formerly, President of Capital International, Inc.

Capital Guardian Trust Company	Eugene M. Waldron	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Alan J. Wilson	Director and Vice President, Capital Guardian Trust Company; Director, Executive Vice President and Research Director – U.S., Capital International Research, Inc. Formerly, Senior Vice President Capital International Research, Inc.

Name of Adviser	Name of Individual	Business and Other Connections

Janus Capital Corporation		Investment Adviser

Janus Capital Corporation	Thomas A. Early	Vice President, Chief Corporate Affairs Officer, General Counsel and Secretary, Director

Janus Capital Corporation	Mark B. Whiston	President, Chief Executive Officer

Janus Capital Corporation	Loren M. Starr	Vice President, Chief Financial Officer, Director

Janus Capital Corporation	James P. Goff	Vice President, Director of Research

Janus Capital Corporation	Helen Young Hayes	Vice President and Managing Director of Investments

Janus Capital Corporation	Raymond T. Hudner	Vice President and Chief Operations Officer

Janus Capital Corporation	Lars Olof Soderberg	Executive Vice President, Institutional Services

Janus Capital Corporation	Robin C. Beery	Vice President and Chief Marketing Officer

Name of Adviser	Name of Individual	Business and Other Connections

Morgan Stanley Investment Management Inc., doing business in certain instances under the name Van Kampen		Investment Adviser

Van Kampen	Barton M. Biggs	Director, Chairman and Managing Director Morgan Stanley Investment Management Inc. (“MSIM”)

Van Kampen	Jeffrey Miller	Global Director of Compliance and Executive Director, MSIM

Van Kampen	Alexander C. Frank	Treasurer and Managing Director, MSIM

Van Kampen

Van Kampen	Mitchell M. Merin	Director, President and Managing Director, MSIM

Van Kampen	Joseph J. McAlinden	Chief Investment Officer and Managing Director, MSIM

Van Kampen	Rajesh Kumar Gupta	Chief Administrative Officer of Investments and Managing Director, MSIM

Van Kampen	Barry Fink	General Counsel and Secretary, Managing Director, MSIM

Van Kampen	Ronald E. Robison	Chief Operations Officer and Managing Director, MSIM

Name of Adviser	Name of Individual	Business and Other Connections

Goldman Sachs Asset Management		Investment Adviser

Goldman Sachs Asset Management	Henry M. Paulson, Jr.	Chief Executive Officer and Chairman, Goldman, Sachs & Co.

Goldman Sachs Asset Management	John A. Thain	President and Co-Chief Operating Officer, Goldman, Sachs & Co.

Goldman Sachs Asset Management	John L. Thornton	President and Co-Chief Operating Officer, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Lloyd C. Blankfein	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Gary D. Cohn	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Christopher A. Cole	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	J. Michael Evans	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Richard A. Friedman	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Suzanne Nora Johnson	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Robert S. Kapnick	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Kevin W. Kennedy	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Peter S. Kraus	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Andrew J. Melnick	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Eric M. Mindich	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Masanori Mochida	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Thomas K. Montag	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Phillip D. Murphy	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Daniel M. Neidich	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Gregory K. Palm	Counsel and Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Eric S. Schwartz	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Michael S. Sherwood	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Esta Stecher	Senior Counsel and Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Robert K. Steel	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	David A. Viniar	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	John S. Weinberg	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Peter A. Weinberg	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Jon Winkelried	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Rober S. Kaplan	Managing Director, Goldman, Sachs & Co.

Name of Adviser	Name of Individual	Business and Other Connections

(PIMCO Advisors Retail Holdings LLC (PIMCO Advisors)—NFJ Investment Group LP (NFJ))		Investment Advisor

NFJ	Ben J. Fischer	CFA-Managing Director, NFJ

NFJ	John L. Johnson	CFA-Managing Director, NFJ

NFJ	Chris Najork	CFA-Managing Director, NFJ

NFJ	Paul A. Magnuson	CFA-Principal, NFJ

NFJ	E. Clifton Hoover Jr.,	CFA-Principal, NFJ

NFJ	Jeffrey S. Partenheimer	CFA-Principal, NFJ

NFJ	Barbara R. Claussen	CFA-Principal, NFJ

PIMCO Advisors	Malcolm Bishopp	Managing Director, Pacific Investment Management Company, LLC (“PIMCO”)

PIMCO Advisors	John C. Maney	Chief Financial Officer, PIMCO Advisors

PIMCO Advisors	Stephen J. Treadway	Chief Executive Officer, PIMCO Advisors

Adviser and Governing Board of Directors	Name of Individual	Business and Other Connections

Salomon Brothers Asset Management		Investment Adviser

Salomon Brothers Asset Management	Virgil H. Cummings	Director, Salomon Brothers Asset Management; Managing Director and Chief Investment Officer of Salomon Smith Barney Inc

Salomon Brothers Asset Management	Peter J. Wilby	Managing Director

Salomon Brothers Asset Management	Michael F. Rosenbaum	General Counsel, Citigroup Asset Management

Salomon Brothers Asset Management	Jeffrey S. Scott	Chief Compliance Officer

Salomon Brothers Asset Management	Evan L. Merberg	Managing Director

Adviser and Governing Board of Directors	Name of Individual	Business and Other Connections

Lazard	Michael A. Bennett	Managing Director and Portfolio Manager. Managing Director of Lazard Asset Management and a portfolio manager for the International Equity, International Equity Select, European Equity Select, and Global Equity teams. Prior to joining the firm in 1992, Mr. Bennett served as an international equity analyst with General Electric Investment Corporation. Previously he was with Keith Lippert Associates and Arthur Andersen & Company.

Lazard	Gabrielle Boyle	Managing Director and Portfolio Manager. Portfolio Manager on Lazard’s International Equity team and a member of the London-based European Equity team. She joined Lazard in 1993 and has been working in the investment field since 1991. Previously Ms. Boyle worked with Royal Insurance Asset Management.

Lazard	Charles L. Carroll	Managing Director. Provides investment management services to the other affiliates such as Lazard Asset Management (Canada), Inc., Lazard Asset Management Pacific Co., The Lazard Funds, Inc., the Lazard Retirement Series Inc., Lazard Asset Management Limited, Lazard Asset Management Egypt, Lazard Japan Asset Management (K.K.) and Lazard Asset Management (Deutschland) GmbH.

Lazard	Michael Charlton	Managing Director. Responsible for Client Service/Marketing to the retirement plans of Corporations and Public Funds. He has been working in the investment field since 1989. Prior to joining Lazard in 1991, Mr. Charlton was with Bankers Trust Company in their Global Fiduciary Services area.

Lazard	Robert DeConcini	Managing Director. Provides investment management services to the other affiliates such as Lazard Asset Management (Canada), Inc., Lazard Pension Management, Inc., Lazard Asset Management Pacific Co., The Lazard Funds, Inc., the Lazard Retirement Series, Inc., Lazard Asset Management Limited, Lazard Asset Management Egypt and Lazard Japan Asset Management (K.K.).

Lazard	Norman Eig	Co-CEO, Managing Director and Director. Provides investment management services to the other affiliates such as Lazard Asset Management (Canada), Inc., Lazard Pension Management, Inc., Lazard Asset Management Pacific Co., The Lazard Funds, Inc., the Lazard Retirement Series, Inc., Lazard Asset Management Limited, Lazard Asset Management Egypt and Lazard Japan Asset Management (K.K.).

Lazard	Herbert W. Gullquist	Co-CEO, Managing Director and Chief Investment Officer. Provides investment management services to other affiliates such as Lazard Asset Management (Canada), Inc., Lazard Asset Management Pacific Co., Lazard Pension Management, Inc., The Lazard Funds, Inc., the Lazard Retirement Series, Inc., Lazard Asset Management Limited, Lazard Asset Management Egypt and Lazard Japan Asset Management (K.K.).

Lazard	Robert E. Houghie	Managing Director. Global Head of LAM’s Private Client Group. Prior to joining the applicant, Mr. Hougie spent 15 years as an investment banker at Lazard in both London and New York, working on a range of transactions with particular focus on the Media industry.

Lazard	Jeffrey A. Kigner	Managing Director. Prior to joining joined the applicant’s parent company in January 2001, he served as Chief Investment Officer and Co-Chairman of John A. Levin & Co.

Lazard	Andrew Lacey	Managing Director and Portfolio Manager. Portfolio manager focusing on U.S. equity products, who is also a member of the Global Equity Select, Global ex-Australia, and Global Trend Fonds teams.

Lazard	Gerald B. Mazzari	Managing Director. Managing Director of LF&Co. Serves as Chief Operating Officer of LF&Co and the applicant. Prior to joining the firm he was an Executive Vice President for Smith New Court Inc.

Lazard	John R. Reinsberg	Managing Director. Provides investment management services to other affiliates such as Lazard Asset Management (Canada), Inc., Lazard Asset Management Pacific Co., The Lazard Funds, Inc., the Lazard Retirement Series, Inc., Lazard Asset Management Limited, Lazard Prior to this affiliation, he served as Executive Vice President of General Electric Investment Co., which he joined in 1982.

Lazard	Michael S. Rome	Managing Director. Provides investment management services to other affiliates such as Lazard Asset Management (Canada), Inc., Lazard Asset Management Pacific Co., The Lazard Funds, Inc., the Lazard Retirement Series, Inc., Lazard Asset Management Limited, Lazard Asset Management Egypt and Lazard Japan Asset Management (K.K.). Inc.

Lazard	William Smith	Managing Director. Joined the applicant’s parent company in July 2002 as Chief Executive Officer of Lazard Asset Management Limited from ABN Amro where he was a Managing Director, Head of European Equities and Global Head of Research. Previously, he worked for Barclays and Prudential Bache. Various roles at Barclays included Chairman of Barclays Mutual Funds, Chairman of Barclays Stockbrokers and Chief Executive of Barclays Life. At Prudential Bache, was Head of Research and European Strategist.

Lazard	Alexander E. Zagoreos	Managing Director. Provides investment management services to other affiliates such as Lazard Asset Management (Canada), Inc., Lazard Asset Management Pacific Co., The Lazard Funds, Inc., the Lazard Retirement Series, Inc., Lazard Asset Management Egypt and Lazard Japan Asset Management (K.K.)

Adviser and Governing Board of Directors	Name of Individual	Business and Other Connections

Mercury	Robert C. Doll, Jr.	President, President of FAM; Co-Head (Americas Region) of the Manager from 2000 to 2001 and Senior Vice President thereof from1999 to 2001; Director of Princeton Services; Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999.

Mercury	Lawrence Haber	Chief Financial Officer; First Vice President of FAM; Senior Vice President and Treasurer of Princeton Services, Inc.

Mercury	Brian A. Murdock	Chief Operation Officer; Executive Vice President of Princeton Services; First Vice President of FAM; Chief Investment Officer of EMEA Pacific Region and Global CIO for Fixed Income and Alternative Investments; Head of MLIM’s Pacific Region and President of MLIM Japan, Australia and Asia.

Mercury	Donald C. Burke	First Vice President, Treasurer and Director of Taxation; Treasurer of FAM; Senior Vice President And Treasurer of Princeton Services; Vice President of FAMD.

Mercury	Philip L. Kirstein	General Counsel (Americas Region); General Counsel (Americas Region) of FAM; Senior Vice President, Secretary, General Counsel and Director Of Princeton Services.

A I M Capital Management, Inc. (“A I M Capital”) is an indirect wholly owned subsidiary of A I M Management Group Inc. (“AIM”), a holding company that has been engaged in the financial services business since 1976. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. AIM Capital was organized in 1986, and, together with its subsidiaries, advises or manages over 190 investment portfolios encompassing a broad range of investment objectives. AIM is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4 YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region.

The list required by this item 26 of officers and directors of AIM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is hereby incorporated by reference to Schedules A and D of Form ADV filed by AIM pursuant to the Advisers Act (SEC File No. 801-15211).

Adviser and Governing Board of Directors	Name of Individual	Business and Other Connections

MFS	James C. Baillie	Counsel, Torys

MFS	John W. Ballen	Chief Executive Officer, MFS Investment Management

MFS	Martin E. Beaulieu	Director of Distribution, MFS Investment Management

MFS	Robert J. Manning	Chief Fixed Income Officer, MFS Investment Management

MFS	Kevin R. Parke	President and Chief Investment Officer, MFS Investment Management

MFS	C. James Prieur*	President and Chief Operations Officer, Sun Life Financial Services of Canada Inc.

MFS	Richard Schmalensee	John C. Head III Dean, MIT School of Management

MFS	William W. Scott Jr.	Vice Chairman, MFS Investment Management

MFS	Jeff L. Shames	Chairman, MFS Investment Management

MFS	Donald A. Stewart FIA, FCIA*	Chief Executive Officer, Sun Life Financial Services of Canada Inc.

MFS	William W. Stinson*	Chairman, Sun Life Financial Services of Canada Inc.

*Executives of MFS’ parent company, Sun Life

Adviser and Governing Board of Directors	Name of Individual	Business and Other Connections

INVESCO	John Rogers	Chairman of the Board

INVESCO	Raymond Roy Cunningham	President, CEO & Director

INVESCO	William Joseph Galvin, Jr.	Senior Vice President & Assistant Secretary & Director

INVESCO	Stacie L. Cowell	Senior Vice President, Portfolio Manager

INVESCO	Mark David Greenberg	Senior Vice President, Portfolio Manager

INVESCO	Ronald Lyn Grooms	Senior Vice President, Treasurer & Director

INVESCO	Patricia Frances Johnston	Senior Vice President, Head Trader

INVESCO	William Ralph Keithler	Senior Vice President & Director of Sector Marketing

INVESCO	John S. Segner	Senior Vice President, Portfolio Manager

INVESCO	Timothy John Miller	Senior Vice President, Chief Investment Officer & Director

INVESCO	Laura M. Parsons	Senior Vice President, Corporate Affairs

INVESCO	Glen Alan Payne	Senior Vice President, Secretary & General Counsel

INVESCO	Gary J. Rulh	Senior Vice President

INVESCO	Marie Ellen Aro	Vice President-Product Management and Third Party Marketing

INVESCO	Rhonda Dixon-Gunner	Vice President, Loaded Funds

INVESCO	Delta Lynn Donohue	Vice President—Investment Operations

INVESCO	Thomas Michael Hurley	Vice President-Product Development & Information Management

INVESCO	Sean D. Katof	Vice President, Portfolio Manager

INVESCO	James Frank Lummanick	Vice President and Chief Compliance Officer

INVESCO	Thomas Andrew Mantone, Jr.	Vice President, Senior Trader

INVESCO	Frederick R. (Fritz) Meyer	Vice President, Portfolio Manager

INVESCO	Jeffrey Glenn Morris	Vice President, Portfolio Manager

INVESCO	Pamela Jean Piro	Vice President—Portfolio Accounting & Assistant Treasurer

INVESCO	Dale A. Reinhardt	Vice President and Controller

INVESCO	Joseph W. Skornicha	Vice President, Portfolio Manager

INVESCO	Terri Berg Smith	Vice President—Marketing Communications & E•Commerce

INVESCO	Tané Therése Tyler	Vice President & Assistant General Counsel

INVESCO	Thomas Robert Wald	Vice President, Portfolio Manager

INVESCO	Judy Paulette Wiese	Vice President—Control Services & Assistant Secretary

INVESCO	Michael David Legoski	Assistant Vice President-Internal Sales Development

INVESCO	Jeraldine Elizabeth Kraus	Assistant Secretary

	Name	Business and Other Connections

Putnam	Andrew R. Barker	Senior Vice President, Prior to August 2001, Director and Senior Vice President, Schroder Investment Management North America Inc., 787 7th Avenue, New York, NY 10019

Putnam	Fabrice Bay	Senior Vice President, Prior to April 2001, Managing Director, Deutsche Bank Equities, A.G.

Putnam	James Frederick Copper	Vice President , Prior to February 2001, Assistant Vice President, Wellington Management Company, 75 State Street, Boston, MA 02109

Putnam	James L. Curtis	Vice President, Prior to February 2001, Vice President, Sterling Capital Management, 301 S. College St., Charlotte, NC 28202

Putnam	John R.S. Cutler	Vice President, Member, Burst Media, L.L.C., 10 New England Executive Park, Burlington, MA 01803

	Name	Business and Other Connections

Putnam	David Depew	Senior Vice President, Prior to February 2001, Vice President, Wellington Management, 75 State Street, Boston, MA 02109

Putnam	Kenneth J. Doerr	Senior Portfolio Manager, Prior to November 2000, Mid-Cap Portfolio Manager, Principal, Equinox Capital Management, 590 Madison Avenue, New York, NY 10022

Putnam	Kerim Engin	Vice President , Prior to February 2001, Consultant, StrategyX, 2681 N. Orchard St., Chicago, IL 60614

Putnam	Irene M. Esteves	Managing Director, Board of Directors Member, SC Johnson Commercial markets, 8310 16th St., Stutevant, WI 53177 Board of Directors Member, Mrs. Bairds Bakeries, 515 Jones St., Suite 200, Fort Worth, Texas 76102

	Name	Business and Other Connections

Putnam	David P. Galvin	Assistant Vice President

Putnam	Kellie K. Hill	Senior Vice President, Prior to October 2001, Managing Director, Wells Capital Management, 525 Market St., San Francisco, CA 94105

	Name	Business and Other Connections

Putnam	John L. Kellerman	Senior Vice President, Prior to March 2001, Senior Vice President-Head of Trading, Sanwa Financial Products, Inc., 1185 Avenue of the Americas, New York, NY 11036

Putnam	Lawrence J. Lasser	President, Director and Chief Executive, Director, Marsh & McLennan Companies, Inc., 1221 Avenue of the Americas, New York, NY 10020; Board of Governors and Executive Committee, Investment Company Institute, 1401 H St., N.W. Suite 1200, Waashington, DC 20005

Putnam	Matthew J. Leighton	Assistant Vice President

Putnam	Jennifer L. Martanacik	Assistant Vice President, Prior to January 2001, Client Relations Manager, Thomson Financial, 22 Thomson Place, Boston, MA 02210

	Name	Business and Other Connections

Putnam	James M. McCarthy	Vice President, Prior to August 2001, Sales Officer, Mellon Private Asset Management, 1 Boston Place, Boston, MA 02109

Putnam	Donald E. Mullin	Senior Vice President, Corporate Representative and Board Member, Delta Dental Plan of Massachusetts, 10 Presidents Landing, P.O. Box 94104, Medford, MA 02155

Putnam	Colin Naughton	Assistant Vice President, Prior to January 2001, Senior Analyst, Standard & Poor’s, 24 Hartwell Ave., Lexington, MA 02421

	Name	Business and Other Connections

Putnam	Neal J. Reiner	Senior Vice President, Prior to July 2001, Executive Vice President-High Yield Portfolio Manager, Bain Capital- Sankaty Advisors, 2 Copley Place, Boston, MA 02109

Putnam	James J. Russell	Assistant Vice President, Prior to December 2000, Senior Data Analyst, Redwood Investment Systems, Inc., 76 Summer St., Boston, MA 02110

Putnam	Justin M. Scott	Managing Director, Director, DSI Proprieties (Neja) Ltd., Epping Rd., Reydon, Essex CM 19 5RD

Putnam	Francis A. Smith	Vice President, Prior to July 2001, Principal, State Street Global Advisors, 2 International Place, Boston, MA 02110

	Name	Business and Other Connections

Putnam	Steven Spiegel	Senior Managing Director, Director, Ultra Diamond and Gold Outlet, 29 East Madison St., Suite 1800, Chicago, IL 60602; Director, FACES New York University Medical Center, 550 First Avenue, New York, NY 10016; Trustee, Babson College, One College Drive, Wellesley, MA 02157

Putnam	Anthony E. Sutton	Vice President, Prior to July 2001, Managing Member, McDonald-Sutton Asset Management LLC, 45 School St., Boston, MA 02109

Putnam	Joseph H. Towell	Senior Vice President, Prior to September 2001, Managing Director and Senior Vice President, First Union Securities, 301 South College St., Charlotte, NC 28202

Putnam	John C. Van Tassel	Senior Vice President, Prior to July 2001, Managing Director, Bank One Capital Corp., 55 W. Monroe, Chicago, IL 60614

Putnam	Richard B. Weed	Senior Vice President

Putnam	Eric Wetlaufer	Managing Director, President and Member of Board of Directors, The Boston Security Analysts Society, Inc., 100 Boylston St., Suite 1050, Boston, MA 02110

Putnam	Matthew P. Beagle	Assistant Vice President Prior to August 2002, Manager, DiamondCluster International, Suite 3000, John Hancock Center N. Michigan Ave., Chicago, IL 60611

Putnam	Michael Boam	Vice President Prior to June 2002, Credit Analyst and Deputy Portfolio Manager, New Flag Asset Management Limited, 8-10 Haymarket, London, England

Putnam	Carolyn J. Herzog	Assistant Vice President Prior to August 2002, Consultant, Ajilon, One Van de Graaf Road, Burlington, MA 01803; Prior to January 2001, Manager, iPROMOTEu.com, 23 Strathmore Road, Natick, MA 01760

Putnam	Andrew Holmes	Senior Vice President Prior to June 2002, Director, New Flag Asset Management Limited, 8-10 Haymarket, London, England; Prior to March 2001, Director, CSFB, 1 Cabot Square, London, England

Putnam	Rebecca A. Hurley	Assistant Vice President Prior to September 2001, Associate, State Street Capital Markets, 225 Fraklin St., Boston, MA 02110

Putnam	Brian D. Lenhardt	Senior Vice President Prior to October 2001, Manager, McKinsey & Company, 75 Park Plaza, Boston, MA 02116

Putnam	David Mael	Senior Vice President Prior to April 2002, Senior Consultant, solutions Atlantic, 109 Kingston St., Boston, MA 02110

Putnam	Cyril S. Malak	Vice President Prior to April 2002, Associate, JPMorgan Chase, 270 Park Ave., New York, NY 10019

Putnam	Michael Mills	Vice President Prior to June 2002, Senior Credit Analyst, New Flag Asset Management Limited, 8-10 Haymarket, London, England

Putnam	Anna Mitelman	Assistant Vice President Prior to June 2002, Owner, Sloan Sweatshirt Company, 50 Memorial Drive, Cambridge, MA 02142

Putnam	Terrence W. Norchi	Senior Vice President Prior to April 2002, Senior Vice President, Citigroup Asset Management, 100 First Stamford Place, Stamford, CT 06902

Putnam	Brian P. O’toole	Managing Director Prior to June 2002, Managing Director, Citigroup Asset Management, 100 First Stamford Place, Stamford, CT 06902

Putnam	Michael C. Petro	Vice President Prior to October 2002, Senior Research Associate, RBC Dain Rauscher, 60 S. 6th St., Minneapolis, MN 55402

Putnam	David H. Schiff	Senior Vice President Prior to July 2002, Principal State Street Global Advisors, Two International Place Boston, MA 02110

Putnam	Jonathan D. Sharkey	Vice President; Prior to February 2002, Principal, Cypress Tree Investment, 8 Fanueuil Hall #4 Boston, MA 02109

Putnam	Anton D. Simon	Senior Vice President; Prior to June 2002, Chief Investment Officer, New Flag Asset Management Limited, 8-10 Haymarked, London, England

Putnam	Prashant Sundarajan	Assistant Vice President; Prior to June 2001, Analyst, PA Consulting Group, One Memorial Drive Cambridge, MA 02109

Putnam	Aron Yannick	Vice President; Prior to June 2002, Quantitative Analyst and Risk Manager, New Flag Asset Management Limited, 8-10 Haymarket, London, England; Prior to December 2002, Consultant, Reech Capital PLC, CNUT Tower, 1 Undershaft, London, England.

	Name	Business and Other Connections

Oppenheimer	Timothy L. Abbuhl	Assistant Vice President

Oppenheimer	Amy B. Adamshick	Vice President

Oppenheimer	Charles E. Albers	Senior Vice President

Oppenheimer	Erik Anderson	Assistant Vice President

Oppenheimer	Janette Aprilante	Vice President & Secretary as of January 2002: Secretary of OppenheimerFunds, Distributor, Inc., Centennial Asset Management Corporation, Oppenheimer Partnership Holdings, Inc., Oppenheimer Real Asset Management, Inc., Shareholder Financial Services, Inc., Shareholder Services, Inc.; Assistant Secretary of HarbourView Asset Management Corporation, OFI Private Investments, Inc., Oppenheimer Trust Company and OFI Institutional Asset Management, Inc.

Oppenheimer	Hany S. Ayad	Assistant Vice President

Oppenheimer	Bruce L. Bartlett	Senior Vice President

Oppenheimer	John Michael Banta	Assistant Vice President

Oppenheimer	Lerae A. Barela	Assistant Vice President

	Name	Business and Other Connections

Oppenheimer	Kevin Baum	Vice President

Oppenheimer	Connie Bechtolt	Assistant Vice President

Oppenheimer	Robert Behal	Assistant Vice President, Assistant Vice President of HarbourView Asset Management Corporation. Formerly, Associate Director at MetLife (Jan 2000-May 2000).

Oppenheimer	Kathleen Beichert	Vice President, Vice President of OppenheimerFunds Distributor, Inc.

Oppenheimer	Erik S. Berg	Assistant Vice President

Oppenheimer	Rajeev Bhaman	Vice President

Oppenheimer	Mark Binning	Assistant Vice President

Oppenheimer	Robert J. Bishop	Vice President

Oppenheimer	John R. Blomfield	Vice President

Oppenheimer	Chad Boll	Assistant Vice President

Oppenheimer	Lowell Scott Brooks	Vice President, Vice President of OppenheimerFunds Distributor, Inc.

Oppenheimer	Richard Buckmaster	Vice President

Oppenheimer	Mark Burns	Assistant Vice President, Formerly a Marketing Manager with Alliance Capital Management (October 1999-April 2001).

Oppenheimer	Bruce Burroughs	Vice President

Oppenheimer	Claudia Calich	Assistant Vice President

	Name	Business and Other Connections

Oppenheimer	Michael A. Carbuto	Vice President

Oppenheimer	Ronald G. Chibnik	Assistant Vice President, Director of technology for Sapient Corporation (July, 2000-August 2001)

Oppenheimer	H.C. Digby Clements	Vice President: Rochester Division

Oppenheimer	Peter V. Cocuzza	Vice President

Oppenheimer	Julie C. Cusker	Assistant Vice President: Rochester Division

Oppenheimer	John Damian	Vice President, Formerly senior analyst/director for Citigroup Asset Management (November 1999-September 2001).

Oppenheimer	O. Leonard Darling	Vice Chairman, Executive Vice President, Director, Chairman of the Board and a director (since June 1999) and Senior Managing Director (since December 1998) of HarbourView Asset Management Corporation; a director (since July 2001) of Oppenheimer Acquisition Corp.; a director (since March 2000) of OFI Private Investments, Inc.; Chairman of the Board, Senior Managing Director and director (since February 2001) of OFI Institutional Asset Management, Inc.; Trustee (since 1993) of Awhtolia College – Greece.

Oppenheimer	John M. Davis	Assistant Vice President, Assistant Vice President of OppenheimerFunds Distributor, Inc.

Oppenheimer	Ruggero de’Rossi	Senior Vice President

Oppenheimer	Craig P. Dinsell	Executive Vice President

	Name	Business and Other Connections

Oppenheimer	Randall C. Dishmon	Assistant Vice President, Formerly an Associate with Booz Allen & Hamilton (1998-June 2001).

Oppenheimer	Rebecca K. Dolan	Vice President

Oppenheimer	Steven D. Dombrower	Vice President, Vice President of OppenheimerFunds Distributor, Inc.

Oppenheimer	Bruce C. Dunbar	Senior Vice President

Oppenheimer	Richard Edmiston	Assistant Vice President

Oppenheimer	Daniel R. Engstrom	Assistant Vice President

Oppenheimer	Armand B. Erpf	Assistant Vice President

Oppenheimer	James Robert Erven	Assistant Vice President, Formerly an Assistant Vice President/Senior Trader with Morgan Stanley Investment Management (1999-April 2002).

Oppenheimer	George R. Evans	Vice President

Oppenheimer	Edward N. Everett	Vice President

Oppenheimer	George Fahey	Vice President, Vice President of OppenheimerFunds Distributor, Inc.

Oppenheimer	Scott T. Farrar	Vice President

Oppenheimer	Katherine P. Feld	Vice President, Senior Counsel, Vice President of OppenheimerFunds, Distributor, Inc.; Vice President, Assistant Secretary and Director of Centennial Asset Management Corporation; Vice President of Oppenheimer Real Asset Management, Inc.

Oppenheimer	Ronald H. Fielding	Senior Vice President; Chairman: Rochester Division, Vice President of OppenheimerFunds Distributor, Inc.; Director of ICI Mutual Insurance Company; Governor of St. John’s College; Chairman of the Board of Directors of International Museum of Photography at George Eastman House.

	Name	Business and Other Connections

Oppenheimer	Paul Fitzsimmons	Assistant Vice President, Assistant Vice President of HarbourView Asset Management Corporation.

Oppenheimer	P. Lyman Foster	Senior Vice President, Senior Vice President of OppenheimerFunds Distributor, Inc.

Oppenheimer	David Foxhoven	Assistant Vice President, Assistant Vice President of OppenheimerFunds Legacy Program.

Oppenheimer	Colleen M. Franca	Assistant Vice President

Oppenheimer	Crystal French	Vice President

Oppenheimer	Dan P. Gangemi	Vice President

Oppenheimer	Dan Gagliardo	Assistant Vice President, Formerly an Assistant Vice President with Mitchell Hutchins (January 2000-October 2000).

Oppenheimer	Subrata Ghose	Assistant Vice President

Oppenheimer	Charles W. Gilbert	Assistant Vice President

Oppenheimer	Alan C. Gilston	Vice President

Oppenheimer	Sharon M. Giordano	Assistant Vice President

Oppenheimer	Jill E. Glazerman	Vice President

Oppenheimer	Paul M. Goldenberg	Vice President

Oppenheimer	Mike Goldverg	Assistant Vice President

Oppenheimer	Bejamin J. Gord	Vice President, Vice President of HarbourView Asset Management Corporation. Formerly Executive Director with Miller Anderson Sherrerd, a division of Morgan Stanley Investment Management. (April 1992-March 2002).

	Name	Business and Other Connections

Oppenheimer	Laura Granger	Vice President, Formerly a portfolio manager at Fortis Advisors (July 1998-October 2000).

Oppenheimer	Robert Grill	Senior Vice President

Oppenheimer	Robert Guy	Senior Vice President

Oppenheimer	David Hager	Vice President

Oppenheimer	Robert Haley	Assistant Vice President

Oppenheimer	Marilyn Hall	Vice President

Oppenheimer	Kelly Haney	Assistant Vice President

Oppenheimer	Thomas B. Hayes	Vice President

Oppenheimer	Dorothy F. Hirshman	Vice President

Oppenheimer	Scott T. Huebl	Vice President, Assistant Vice President of OppenheimerFunds Legacy Program.

Oppenheimer	Margaret Hui	Assistant Vice President

Oppenheimer	John Huttlin	Vice President

Oppenheimer	James G. Hyland	Assistant Vice President

	Name	Business and Other Connections

Oppenheimer	Steve P. Ilnitzki	Senior Vice President, Formerly Vice President of Product Management at Ameritrade (until March 2000).

Oppenheimer	Kathleen T. Ives	Vice President & Assistant Counsel, Vice President of OppenheimerFunds Distributor, Inc.; Vice President and Assistant Secretary of Shareholder Services, Inc.; Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc

Oppenheimer	William Jaume	Vice President, Senior Vice President and Chief Compliance Officer (since April 2000) of HarbourView Asset Management Corporation; and of OFI Institutional Asset Management, Inc. (since February 2001).

Oppenheimer	Frank V. Jennings	Vice President

Oppenheimer	John Jennings	Vice President

Oppenheimer	John Michael Johnson	Assistant Vice President, Formerly Vice President, Senior Analyst/Portfolio Manager at Aladdin Capital Holdings Inc. (February 2001-May 2002) prior to which he was Vice President and Senior Analyst at Merrill Lynch Investment Managers (October 1996-February 2001).

Oppenheimer	Lewis A. Kamman	Vice President

Oppenheimer	Jennifer E. Kane	Assistant Vice President

Oppenheimer	Lynn O. Keeshan	Senior Vice President

Oppenheimer	Thomas W. Keffer	Senior Vice President

Oppenheimer	Cristina J. Keller	Vice President, Vice President of OppenheimerFunds Distributor, Inc.

Oppenheimer	Michael Keogh	Vice President

Oppenheimer	Garrett K. Kolb	Assistant Vice President

	Name	Business and Other Connections

Oppenheimer	Walter G. Konops	Assistant Vice President

Oppenheimer	James Kourkoulakos	Vice President

Oppenheimer	Guy E. Leaf	Vice President, Vice President of Merrill Lynch (January 2000-September 2001.

Oppenheimer	Christopher M. Leavy	Senior Vice President, Formerly Vice President and portfolio manager at Morgan Stanley Investment Management (1997-September 2000).

Oppenheimer	Dina C. Lee	Assistant Vice President & Assistant Counsel, Formerly an attorney with Van Eck Global (until December 2000).

Oppenheimer	Laura Leitzinger	Vice President, Vice President of Shareholder Financial Services, Inc.

Oppenheimer	Michael S. Levine	Vice President

Oppenheimer	Gang Li	Assistant Vice President

Oppenheimer	Shanquan Li	Vice President

Oppenheimer	Mitchell J. Lindauer	Vice President & Assistant General Counsel

Oppenheimer	Bill Linden	Assistant Vice President

Oppenheimer	Malissa B. Lischin	Assistant Vice President, Assistant Vice President of OppenheimerFunds Distributor, Inc.

Oppenheimer	Reed Litcher	Vice President

	Name	Business and Other Connections

Oppenheimer	David P. Lolli	Assistant Vice President

Oppenheimer	Daniel G. Loughran	Vice President: Rochester Division

Oppenheimer	Patricia Lovett	Vice President, Vice President of Shareholder Financial Services, Inc. and Senior Vice President of Shareholder Services, Inc.

Oppenheimer	Steve Macchia	Vice President

Oppenheimer	Angelo G. Manioudakis	Senior Vice President, Senior Vice President of HarbourView Asset Management Corporation. Formerly Executive Director and portfolio manager for Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment Management (August 1993-April 2002).

Oppenheimer	Philip T. Masterson	Vice President & Assistant Counsel

Oppenheimer	Charles L. McKenzie	Senior Vice President, Senior Vice President of HarbourView Asset Management Corporation and OFI Institutional Asset Management Corporation.

Oppenheimer	Lisa Migan	Assistant Vice President

Oppenheimer	Andrew J. Mika	Senior Vice President

Oppenheimer	Joy Milan	Vice President

Oppenheimer	Denis R. Molleur	Vice President & Senior Counsel

Oppenheimer	Nikolaos D. Monoyios	Vice President

	Name	Business and Other Connections

Oppenheimer	Charles Moon	Vice President, Vice President of HarbourView Asset Management Corporation. Formerly an Executive Director and Portfolio Manager with Miller Anderson & Sherrerd, a division of Morgan Stanley Investment Management (June 1999-March 2002).

Oppenheimer	John Murphy	Chairman, President, Chief Executive Officer & Director, Director of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation, HarbourView Asset Management Corporation, OFI Private Investments, Inc., OFI Institutional Asset Management, Inc. and Tremont Advisers, Inc.; Director (Class A) of Trinity Investments Management Corporation; President and Director of Oppenheimer Acquisition Corp., Oppenheimer Partnership Holdings, Inc., Oppenheimer Real Asset Management, Inc.; Chairman and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc.; Executive Vice President of MassMutual Life Insurance Company; director of DLB Acquisition Corp.

Oppenheimer	Thomas J. Murray	Vice President

Oppenheimer	Kenneth Nadler	Vice President

Oppenheimer	Richard Nichols	Vice President

Oppenheimer	Barbara Niederbrach	Assistant Vice President

Oppenheimer	Raymond C. Olson	Assistant Vice President, Assistant Vice President and Treasurer of OppenheimerFunds Distributor, Inc.; Treasurer of Centennial Asset Management Corporation.

Oppenheimer	Frank J. Pavlak	Vice President

Oppenheimer	David P. Pellegrino	Vice President

Oppenheimer	Allison C. Pells	Assistant Vice President

	Name	Business and Other Connections

Oppenheimer	James F. Phillips	Vice President

Oppenheimer	Raghaw Prasad	Assistant Vice President

Oppenheimer	Jane C. Putnam	Vice President

Oppenheimer	Michael E. Quinn	Vice President

Oppenheimer	Julie S. Radtke	Vice President

Oppenheimer	Norma J. Rapini	Assistant Vice President: Rochester Division

Oppenheimer	Thomas P. Reedy	Vice President, Vice President (since April 1999) of HarbourView Asset Management Corporation.

Oppenheimer	Brian N. Reid	Assistant Vice President, Formerly an Assistant Vice President with Eaton Vance Management (January 2000-January 2002).

Oppenheimer	Kristina Richardson	Assistant Vice President

Oppenheimer	David Robertson	Senior Vice President, Senior Vice President of OppenheimerFunds Distributor, Inc.

Oppenheimer	Rob Robis	Assistant Vice President

Oppenheimer	Antoinette Rodriguez	Assistant Vice President

Oppenheimer	Jeffrey S. Rosen	Vice President

Oppenheimer	James H. Ruff	Executive Vice President, President and director of OppenheimerFunds Distributor, Inc. and Centennial Asset Management Corporation; Executive Vice President of OFI Private Investments, Inc.

	Name	Business and Other Connections

Oppenheimer	Andrew Ruotolo	Executive Vice President and Director, President and director of Shareholder Services, Inc. and Shareholder Financial Services, Inc., Director (Class A) of Trinity Investment Management Corporation

Oppenheimer	Rohit Sah	Assistant Vice President

Oppenheimer	Valerie Sanders	Vice President

Oppenheimer	Jeffrey R. Schneider	Vice President

Oppenheimer	Ellen P. Schoenfeld	Vice President

Oppenheimer	David Schultz	Senior Vice President, Chief Executive Officer, President & Senior Managing Director & Director of OFI Institutional Asset Management, Inc. and HarbourView Asset Management Corporation; Director (Class A) and Chairman of Trinity Investment Management Corporation; Director of Oppenheimer Trust Company.

Oppenheimer	Scott A. Schwegel	Assistant Vice President

Oppenheimer	Allan P. Sedmak	Assistant Vice President

Oppenheimer	Jennifer L. Sexton	Vice President, Vice President of OFI Private Investments, Inc.

Oppenheimer	Martha A. Shapiro	Vice President

Oppenheimer	Navin Sharma	Vice President, Formerly, Manager at BNP Paribas Cooper Neff Advisors (May 2001-April 2002) prior to which he was Development Manager at Reality Online/Reuters America Inc. (June 2000-May 2001).

Oppenheimer	Steven J. Sheerin	Vice President, Formerly consultant with Pricewaterhouse Coopers (November 2000-May 2001) prior to which he was a Vice President of Merrill Lynch Pierce Fenner & Smith, Inc. (July 1998-October 2000).

Oppenheimer	Bonnie Sherman	Assistant Vice President

	Name	Business and Other Connections

Oppenheimer	David C. Sitgreaves	Assistant Vice President

Oppenheimer	Edward James Sivigny	Assistant Vice President, Formerly a Director for ABN Amro Securities (July 2001-July 2002) prior to which he was Associate Director for Barclays Capital (1998-July 2001).

Oppenheimer	Enrique H. Smith	Assistant Vice President, Formerly a business analyst with Goldman Sachs (August 1999-August 2001).

Oppenheimer	Richard A. Soper	Vice President

Oppenheimer	Louis Sortino	Assistant Vice President: Rochester Division

Oppenheimer	Keith J. Spencer	Vice President

Oppenheimer	Marco Antonio Spinar	Assistant Vice President, Formerly, Director of Business Operations at AOL Time Warner, AOL Time Warner Book Group (June 2000-December 2001).

Oppenheimer	Richard A. Stein	Vice President: Rochester Division

Oppenheimer	Arthur P. Steinmetz	Senior Vice President, Senior Vice President of HarbourView Asset Management Corporation.

Oppenheimer	Gregory J. Stitt	Vice President

Oppenheimer	John P. Stoma	Senior Vice President, Senior Vice President of OppenheimerFunds Distributor, Inc.

Oppenheimer	Wayne Strauss	Assistant Vice President: Rochester Division

	Name	Business and Other Connections

Oppenheimer	Michael Stricker	Vice President

Oppenheimer	Deborah A. Sullivan	Assistant Vice President, Assistant Counsel, Since December 2001, Secretary of Oppenheimer Trust Company.

Oppenheimer	Mary Sullivan	Assistant Vice President

Oppenheimer	Kevin L. Surrett	Assistant Vice President

Oppenheimer	Susan B. Switzer	Vice President

Oppenheimer	Paul Temple	Vice President, Formerly a Vice President of Merrill Lynch (October 2001-January 2002) prior to which he was a Vice President with OppenheimerFunds, Inc. (May 2000-October 5, 2001).

Oppenheimer	Eamon Tubridy	Assistant Vice President

Oppenheimer	James F. Turner	Vice President, Formerly portfolio manager for Technology Crossover Ventures (May 2000-March 2001).

Oppenheimer	Cameron Ullyat	Assistant Vice President

Oppenheimer	Mark S. Vandehey	Vice President, Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc.

Oppenheimer	Maureen Van Norstrand	Assistant Vice President

Oppenheimer	Vincent Vermette	Assistant Vice President, Assistant Vice President of OppenheimerFunds Distributor, Inc.

	Name	Business and Other Connections

Oppenheimer	Phillip F. Vottiero	Vice President

Oppenheimer	Samuel Sloan Walker	Vice President, Vice President of HarbourView Asset Management Corporation.

Oppenheimer	Teresa M. Ward	Vice President, Vice President of OppenheimerFunds Distributor, Inc.

Oppenheimer	Darrin L. Watts	Assistant Vice President

Oppenheimer	Jerry A. Webman	Senior Vice President, Senior Vice President of HarbourView Asset Management Corporation.

Oppenheimer	Christopher D. Weiler	Assistant Vice President: Rochester Division

Oppenheimer	Barry D. Weiss	Vice President

Oppenheimer	Melissa Lynn Weiss	Vice President, Formerly an Associate at Hoguet Newman & Regal, LLP (January 1998-May 2002).

Oppenheimer	Christine Wells	Vice President

Oppenheimer	Joseph J. Welsh	Vice President

Oppenheimer	Diederick Wermolder	Vice President, Director of OppenheimerFunds International Ltd.; Senior Vice President (Managing Director of the International Division) of OFI Institutional Asset Management, Inc.

Oppenheimer	Catherine M. White	Assistant Vice President, Assistant Vice President of OppenheimerFunds Distributor, Inc. Formerly, Assistant Vice President with Gruntal & Co. LLC (September 1998 - October 2000); member of the American Society of Pension Actuaries (ASPA) since 1995.

Oppenheimer	William L. Wilby	Senior Vice President, Formerly Senior Vice President of HarbourView Asset Management Corporation (May 1999-July 2002).

	Name	Business and Other Connections

Oppenheimer	Donna M. Winn	Senior Vice President, President, Chief Executive Officer and Director of OFI Private Investments, Inc.; Director and President of OppenheimerFunds Legacy Program; Senior Vice President of OppenheimerFunds Distributor, Inc.

Oppenheimer	Kenneth Winston	Senior Vice President, Principal at Richards & Tierney, Inc. (until June 2001).

Oppenheimer	Brian W. Wixted	Senior Vice President and Treasurer, Treasurer of HarbourView Asset Management Corporation; OppenheimerFunds International Ltd., Oppenheimer Partnership Holdings, Inc., Oppenheimer Real Asset Management Corporation, Shareholder Services, Inc., Shareholder Financial Services, Inc., OFI Private Investments, Inc. and OFI Institutional Asset Management, Inc.; Treasurer and Chief Financial Officer of Oppenheimer Trust Company; Assistant Treasurer of Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy Program.

Oppenheimer	Carol Wolf	Senior Vice President, Serves on the Board of the Colorado Ballet.

Oppenheimer	Kurt Wolfgruber	Executive Vice President and Chief Investment Officer, Director of Tremont Advisers, Inc. (as of January 2002).

Oppenheimer	Caleb C. Wong	Vice President

Oppenheimer	Edward C. Yoensky	Assistant Vice President

	Name	Business and Other Connections

Oppenheimer	Robert G. Zack	Senior Vice President and General Counsel, General Counsel and Director of OppenheimerFunds Distributor, Inc.; General Counsel of Centennial Asset Management Corporation; Senior Vice President and General Counsel of HarbourView Asset Management Corporation and OFI Institutional Asset Management, Inc.; Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI Private Investments, Inc. and Oppenheimer Trust Company; Vice President and Director of Oppenheimer Partnership Holdings, Inc.; Secretary of OAC Acquisition Corp.; Director and Assistant Secretary of OppenheimerFunds International Ltd.; Director of Oppenheimer Real Asset Management, Inc.; Vice President of OppenheimerFunds Legacy Program.

Oppenheimer	Jill Zachman	Vice President: Rochester Division

Oppenheimer	Neal A. Zamore	Vice President

Oppenheimer	Mark D. Zavanelli	Vice President

Oppenheimer	Alex Zhou	Assistant Vice President

Oppenheimer	Arthur J. Zimmer	Senior Vice President, Senior Vice President (since April 1999) of HarbourView Asset Management Corporation.

Oppenheimer	Joanne Bardell	Assistant Vice President

Oppenheimer	Mark Bartling	Assistant Vice President

Oppenheimer	Jeff Baumgartner	Assistant Vice President

Oppenheimer	Gerald Bellamy	Assistant Vice President

Oppenheimer	Victoria Best	Vice President

Oppenheimer	Craig Billings	Assistant Vice President

Oppenheimer	Tracey Blinzer	Vice President, Assistant Vice President of OppenhiemerFunds Distributor, Inc.

Oppenheimer	Robert Bonomo	Senior Vice President

Oppenheimer	Jennifer Bosco	Assistant Vice President

Oppenheimer	Paul Burke	Assistant Vice President

Oppenheimer	Debra Casey	Assistant Vice President

Oppenheimer	Laura Coulson	Assistant Vice President

Oppenheimer	Thomas Doyle	Assistant Vice President

Oppenheimer	Kathy Faber	Assistant Vice President

Oppenheimer	David Falicia	Assistant Vice President

Oppenheimer	Emmanuel Ferreira	Vice President

Oppenheimer	Brian Finley	Assistant Vice President

Oppenheimer	John Forrest	Vice President, Vice President of OppenhiemerFunds Distributor, Inc.

Oppenheimer	Dominic Freud	Vice President

Oppenheimer	Michael Graves	Assistant Vice President

Oppenheimer	Satish Gupta	Vice President

Oppenheimer	Ping Han	Vice President

Oppenheimer	Neil Hanson	Vice President

Oppenheimer	Shari Harley	Assistant Vice President

Oppenheimer	Steve Hauenstein	Assistant Vice President

Oppenheimer	Saba Hekmat	Assistant Vice President

Oppenheimer	Michael Henry	Assistant Vice President

Oppenheimer	Catherine Heron	Assistant Vice President

Oppenheimer	Dennis Hess	Assistant Vice President

Oppenheimer	Dorothy Hirshman	Vice President

Oppenheimer	Daniel Hoelscher	Assistant Vice President

Oppenheimer	Edward Hrybenko	Vice President

Oppenheimer	Brian Kramer	Assistant Vice President

Oppenheimer	Tracey Lange	Vice President, Vice President of OppenhiemerFunds Distributor, Inc.

Oppenheimer	John Latino	Assistant Vice President

Oppenheimer	Dana Lehrer	Assistant Vice President

Oppenheimer	Michael Magee	Vice President

Oppenheimer	Jerry Mandzij	Assistant Vice President

Oppenheimer	LuAnn Mascia	Vice President, Vice President of OppenhiemerFunds Distributor, Inc.

Oppenheimer	Elizabeth McCormack	Assistant Vice President

Oppenheimer	Joseph McCovern	Assistant Vice President

Oppenheimer	Stacy Morrell	Vice President

Oppenheimer	Kevin Murray	Assistant Vice President

Oppenheimer	Christina Nasta	Vice President, Vice President of OppenhiemerFunds Distributor, Inc.

Oppenheimer	William Norman	Assistant Vice President

Oppenheimer	Susan Pergament	Assistant Vice President

Oppenheimer	Brian Peterson	Assistant Vice President

Oppenheimer	Gary Pilc	Assistant Vice President

Oppenheimer	Peter Pisapia	Assistant Vice President

Oppenheimer	Jeaneen Pisarra	Assistant Vice President

Oppenheimer	Mark Reinganum	Vice President

Oppenheimer	Claire Ring	Assistant Vice President

Oppenheimer	Stacy Roode	Vice President

Oppenheimer	Karen Sandler	Assistant Vice President

Oppenheimer	Tricia Scarlata	Assistant Vice President

Oppenheimer	Rudy Schadt	Assistant Vice President

Oppenheimer	Maria Schulte	Assistant Vice President

Oppenheimer	Keith Spencer	Senior Vice President

Oppenheimer	Michael Sussman	Vice President, Vice President of OppenhiemerFunds Distributor, Inc.

Oppenheimer	Martin Telles	Senior Vice President, Senior Vice President of OppenhiemerFunds Distributor, Inc.

Oppenheimer	Vincent Toner	Assistant Vice President

Oppenheimer	Keith Tucker	Assistant Vice President

Oppenheimer	Philip Witkower	Senior Vice President, Senior Vice President of OppenhiemerFunds Distributor, Inc.

Oppenheimer	Lucy Zachman	Assistant Vice President

Item 27.    Principal Underwriters

(a)	Pacific Select Distributors, Inc. (“PSD”) member, NASD & SIPC serves as Distributor of Shares of Pacific Select Fund. PSD is a subsidiary of Pacific Life.

(b)

Name and Principal(15) Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant

Audrey L. Milfs	Vice President and Secretary	Secretary

Edward R. Byrd	Director, Vice President and Chief Financial Officer	None

Gerald W. Robinson	Director, Chairman and CEO	None

John L. Dixon	Director and President	None

Thomas H. Oliver	Director	None

Jane M. Guon	Assistant Secretary	None

Adrian S. Griggs	Vice President	None

M. Kathleen Hunter	Vice President	None

Alyce F. Peterson	Vice President	None

Brian D. Klemens	Vice President and Treasurer	Vice President and Treasurer

Peter S. Deering	Senior Vice President	None

S. Kendrick Dunn	Assistant Vice President	None

R. Lee Wirthlin	Vice President	None

Item 28.    Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660 or State Street Bank and Trust Company at 801 Pennsylvania, Kansas City, MO 64105.

The identity of the person on the other side of the transaction required to be maintained by Registrant pursuant to Rule 17a-7 of the Investment Company Act of 1940 will be maintained by Pacific Life other than portfolios managed by AIM Capital Management, Inc., MFS Investment Management and Mercury Advisors. The information for AIM Capital Management, Inc. will be maintained by AIM at 11 Greenway Plaza, Houston, TX 77046. Further, AIM may keep information at Iron Mountain, 5530 Gulfton Street, Houston, TX 77081. The information for MFS Investment Management will be maintained by MFS at 500 Boylston Street, 20th Floor, Boston MA 02116. The information for Mercury Advisors will be maintained by Mercury at 800 Scudders Mill Road, Plainboro, NJ 08536.

Item 29.    Management Services

Not applicable

Item 30.    Undertakings

The registrant hereby undertakes:

Not applicable

(15)	Principal business address for all individuals listed is 700 Newport Center Drive, Newport Beach, California 92660

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act and it has duly caused this Post-Effective Amendment No. 50 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Newport Beach, and State of California, on this 17th day of December, 2003.

PACIFIC SELECT FUND

By:
Glenn S. Schafer* President

*By:	/s/ DIANE N. LEDGER
Diane N. Ledger , as attorney-in-fact pursuant to power of attorney filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 50 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Thomas C. Sutton*	Chairman and Trustee (Chief Executive Officer)	December 17, 2003

Brian D. Klemens*	Vice President and Treasurer (Vice President and Treasurer)	December 17, 2003

Glenn S. Schafer*	President (President)	December 17, 2003

Richard L. Nelson*	Trustee	December 17, 2003

Lyman W. Porter*	Trustee	December 17, 2003

Alan Richards*	Trustee	December 17, 2003

Lucie H. Moore*	Trustee	December 17, 2003

*By: /s/ DIANE N. LEDGER Diane N. Ledger , as attorney-in-fact pursuant to power of attorney filed herewith.		December 17, 2003

Power of Attorney

The undersigned trustees and officers of Pacific Select Fund (the “Fund”) hereby appoint Robin S. Yonis, Diane N. Ledger, Sharon A. Cheever, David R. Carmichael, Jeffrey S. Puretz, and Douglas P. Dick, each individually as their true and lawful attorneys-in-fact (“attorneys”), in all capacities, to do any and all acts and things and to execute in their name and file any and all registration statements, including registration statements on Form N-14, proxy statements, exemptive applications, no-action letter requests, shareholder reports and other regulatory filings made applicable to the Fund and each series of the Fund, and any amendments, exhibits, or supplements thereto, and any instruments necessary or desirable in connection therewith as are required to enable the Fund and each series of the Fund to comply with provisions of the Securities Act of 1933, as amended, and/or the Securities Exchange Act of 1934, as amended, and/or the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission (“SEC”) in connection with the offer of the shares of beneficial interest of the Fund and each series of the Fund, and to file the same, with other documents in connection herewith, with the SEC, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities). The undersigned grant to said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he or she could do if personally present, thereby ratifying all that said attorneys may lawfully do or cause to be done by virtue hereof. This Power of Attorney hereby terminates and replaces all other previously executed Power of Attorneys for the Fund and each series of the Fund related to the above.

The undersigned trustees and officers of Pacific Select Fund hereby execute this Power of Attorney effective the 6th day of November 2003.

Name	Title

/s/ THOMAS C. SUTTON Thomas C. Sutton	Chairman and Trustee

/s/ GLENN S. SCHAFER Glenn S. Schafer	President

/s/ RICHARD L. NELSON Richard L. Nelson	Trustee

/s/ LYMAN W. PORTER Lyman W. Porter	Trustee

/s/ ALAN RICHARDS Alan Richards	Trustee

/s/ LUCIE H. MOORE Lucie H. Moore	Trustee

/s/ BRIAN D. KLEMENS Brian D. Klemens	Vice President and Treasurer

Power of Attorney

The undersigned trustee of Pacific Select Fund (the “Fund”) hereby appoints Robin S. Yonis, Diane N. Ledger, Sharon A. Cheever, David R. Carmichael, Jeffrey S. Puretz, and Douglas P. Dick, as his true and lawful attorneys-in-fact (“attorneys”), in all capacities, to do any and all acts and things and to execute in his name and file any and all registration statements, including registration statements on Form N-14, proxy statements, exemptive applications, no-action letter requests, shareholder reports and other regulatory filings made applicable to the Fund and each series of the Fund, and any amendments, exhibits, or supplements thereto, and any instruments necessary or desirable in connection therewith as are required to enable the Fund and each series of the Fund to comply with provisions of the Securities Act of 1933, as amended, and/or the Securities Exchange Act of 1934, as amended, and/or the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission (“SEC”) in connection with the offer of the shares of beneficial interest of the Fund and each series of the Fund, and to file the same, with other documents in connection herewith, with the SEC, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities). The undersigned grants to said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he could do if personally present, thereby ratifying all that said attorneys may lawfully do or cause to be done by virtue hereof.

The undersigned trustee of Pacific Select Fund hereby executes this Power of Attorney effective the 2nd day of December, 2003.

Name	Title

/s/ G. THOMAS WILLIS G. Thomas Willis	Trustee